SPARTAN(registered trademark)


(registered trademark)
NEW JERSEY
MUNICIPAL
MONEY MARKET
FUND


ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     16   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    20   Notes to the financial statements.

REPORT OF INDEPENDENT    22   The auditors' opinion.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. A fund's total return reflects the change in share price over a given period, reinvestment of its dividends (or income), and the effect of the fund's $5 account closeout fee on an average sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed the fund for certain expenses during the periods shown, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996         PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Spartan New Jersey Municipal           3.24%    15.63%   24.76%
Money Market Fund

New Jersey Tax-Free                    2.88%    13.97%   n/a
Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a specific period - in this case, one year, five years, or since the fund started on May 1, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey tax-free money market funds average, which reflects the performance of 11 New Jersey tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. over the past 12 months. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996         PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Spartan New Jersey Municipal           3.24%    2.95%    3.46%
Money Market Fund

New Jersey Tax-Free                    2.88%    2.65%    n/a
Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      10/30/95   1/29/96   4/29/96   7/29/96   10/28/96



Spartan New Jersey          3.55%   3.02%   3.40%   3.18%   3.20%
Municipal Money Market



If Fidelity had not         3.37%   2.87%   3.23%   3.03%   3.05%
reimbursed certain fund
expenses



New Jersey                  3.16%   2.67%   3.12%   2.84%   2.86%
Tax-Free Money Market
Funds Average



Spartan New Jersey          5.92%   5.04%   5.67%   5.31%   5.34%
Municipal Money Market -
Tax-equivalent



If Fidelity had not         5.62%   4.79%   5.39%   5.06%   5.09%
reimbursed certain fund
expenses


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain fund expenses during the periods shown, the yields would have been lower. You can compare these yields to the New Jersey tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal and state income tax rate of 40.08%. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the
two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. Government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Jan Bradburn became Portfolio Manager of Spartan New Jersey Municipal Money Market Fund on August 1, 1996
Q. JAN, WHAT HAS THE INVESTMENT CLIMATE BEEN LIKE OVER THE PAST YEAR?
A. At the beginning of 1996, the Federal Reserve Board was in the process of lowering the interest rate banks charge each other, known as the federal funds rate, in order to stimulate the economy, and the market was anticipating that the Fed would continue to do so. Market sentiment changed rapidly, however, when Federal Reserve Board Chairman Alan Greenspan, in his testimony before Congress, was surprisingly optimistic about the underlying strength of the economy. Then the February employment report showed the economy was generating new jobs at a faster rate than expected. A dramatic sell-off and sharply rising interest rates ensued. Over the summer, the Treasury market tended to trade within a narrow range, heading down just before the release of economic data - fearing that signs of economic strength would lead to Fed rate increases - then back up when the numbers came out and weren't as strong as anticipated. While the economy was expanding at a strong pace, the Fed stayed on the sidelines waiting for its forecasted slowdown to take shape. As we moved into the fall, consumption slowed and it became evident to many in the market that the Fed would stand pat for the foreseeable future, at least through November.
Q. DID THE MUNICIPAL MARKETS TRACK THE TREASURY MARKET OVER THE SUMMER?
A. For the most part, although the municipal markets have to contend with the technical pressures of supply and demand. For example, many authorities in New Jersey issue a large percentage of their debt in the summer. As a result, we had a great opportunity in the summer to lock in favorable rates.
Q. HOW DID YOU RESPOND TO THE CONDITIONS POSED BY THE MARKET?
A. Early in the year through the first quarter, the fund's average maturity was in the mid-60 day range, as there were opportunities to lock in attractive yields. That period was followed by one with limited supply, so the fund's maturity drifted down to about 50 days as many of its holdings matured. In July, there was a good supply of new issuance, and the fund's purchases helped to push its maturity back up closer to 60 days. As of October 31, the fund's average maturity was 57 days.
Q. HOW DID THE FUND PERFORM?
A. Better than the average of its peers. Spartan New Jersey Municipal Money Market Fund's seven-day yield on October 31, 1996, was 3.20%, compared to 3.44% six months ago. That was the equivalent of a 5.34% taxable rate of return for New Jersey investors in the 40.08% combined state and federal income tax bracket. Through October 31, 1996, the fund's 12-month total return was 3.24%, compared to 2.88% for the New Jersey tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I believe that the Fed will wait until it can evaluate data in the fourth quarter of this year before taking action, if any. If the economy is showing robust signs of strengthening, the market might anticipate a round of Fed tightening. If we see more weakness, then we might start talking about an easing of interest rates. For now, I'll keep the fund positioned flexibly, until we see signs of Fed movement one way or the other.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income while maintaining
share price stability by
investing in high-quality
short-term New Jersey
municipal money market
securities
START DATE: May 1, 1990
SIZE: as of October 31,1996,
more than $504 million
MANAGER: Janice Bradburn,
since August 1996; manager,
various Fidelity and Spartan
state municipal money
market funds; joined Fidelity
in 1989
(checkmark)
WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
usually long-term security that
gives the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
     DAYS   % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            10/31/96           4/30/96            10/31/95

  0 - 30    60                 62                 63

 31 - 90    17                 17                 13

 91 - 180   11                 10                 5

181 - 397   12                 11                 19

WEIGHTED AVERAGE MATURITY
                          10/31/96   4/30/96   10/31/95

Spartan New Jersey        57 days    55 days   72 days
Municipal Money Market
Fund

New Jersey                60 days    53 days   61 days
Tax-Free Money Market
Funds Average*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996

Row: 1, Col: 1, Value: 53.0
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 30.0
Row: 1, Col: 5, Value: 1.0
Row: 1, Col: 1, Value: 52.0
Row: 1, Col: 2, Value: 12.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 32.0
Row: 1, Col: 5, Value: 1.0
Variable rate
demand notes
(VRDNs) 53%
Commercial
paper 14%
Tender bonds 2%
Municipal
notes 30%
Other 1%





Variable rate
demand notes
(VRDNs) 53%
Commercial
paper 12%
Tender bonds 2%
Municipal
notes 32%
Other 1%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NEW JERSEY - 82.8%
Allentown BAN 4.50% 1/15/97 $  800,000 $ 800,793
Atlantic County Impt. Auth. Rev. (Pooled Gov't. Loan Prog.)
3.40%, LOC Midland Bank PLC, VRDN   200,000  200,000
Bloomingdale BAN 3.60% 3/14/97   1,000,000  1,000,175
Burlington County BAN:
 4% 11/27/96   3,100,000  3,100,742
 4% 1/24/97   4,000,000  4,003,336
 4.25% 3/13/97   3,800,000  3,807,408
Burlington County Gen. Oblig. Bonds 4.875% 11/15/96   600,000  600,273
Camden County BAN 3.43% 2/11/97   1,300,000  1,300,371
Camden County Impt. Auth. Rev., VRDN:
 (Jewish Commty. Center Proj.) Series 1995, 3.45%,
 LOC Fleet Bank, NA   2,200,000  2,200,000
 (Parkview Redev. Hsg. Proj.) 3.50%, LOC General Electric
 Capital Corp. (b) (d)   6,800,000  6,800,000
Carlstadt BAN 4.50% 3/27/97   1,900,000  1,904,434
Chester Township BAN 4.25% 4/14/97   1,693,000  1,696,786
Clark Township BAN 3.94% 2/28/97   2,900,000  2,900,365
Clifton BAN 4.50% 6/26/97   2,800,000  2,810,483
Clifton Board of Ed. BAN 4% 1/10/97   2,500,000  2,501,394
Cresskill BAN 3.78% 1/3/97   800,000  800,107
Delaware River Port Auth. Participating VRDN,
Series SG-53, 3.45% (Liquidity Facility Societe Generale,
France) (c)   9,640,000  9,640,000
Denville BAN 4% 12/27/96   4,154,600  4,157,849
Denville Board of Ed. BAN 3.50% 2/19/97   2,500,000  2,502,547
East Brunswick BAN 4% 1/3/97   13,519,000  13,522,663
Essex County Gen. Oblig. Bonds 4.875% 11/15/96
(AMBAC Insured)   500,000  500,246
Essex County Impt. Auth. Rev., VRDN:
 (Pooled Gov't. Loan Prog.):
  Series 1985, 3.20%,
  LOC Banco de Santander, Puerto Rico   2,900,000  2,900,000
  Series 1986, 3.20%,
  LOC Banco de Santander, Puerto Rico   4,500,000  4,500,000
 Series 1995, 3.25% (AMBAC Insured) (BPA Morgan
 Guaranty Trust, NY)   10,000,000  10,000,000
Essex Fells BAN 4% 12/13/96   2,500,000  2,501,246
Fair Lawn BAN 4% 12/13/96   3,240,994  3,242,610
Florham Park BAN 4.25% 11/7/97   1,379,000  1,385,633
Gloucester County Ind. Poll. Cont. Fin. Auth. Rev. Rfdg.
(Monsanto Proj.) Series 1992, 3.45%, VRDN   1,100,000  1,100,000
Hamilton Township Mercer County BAN 4.125% 11/27/96   4,100,000  4,101,335
Harding Township BAN 4.11% 7/11/97   1,022,500  1,023,235
Highland Park BAN 3.75% 2/10/97   1,800,000  1,801,678
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NEW JERSEY - CONTINUED
Hillside BAN 4.50% 8/8/97  $ 2,800,000 $ 2,810,317
Ho-ho-kus Borough BAN 3.74% 12/5/96   673,175  673,241
Hopewell Township Mercer County BAN 4.25% 10/31/97   1,249,424  1,254,234
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Gov't.
Loan Prog.) Series 1986, 3.40%,
LOC Comerica Bank, VRDN   34,260,000  34,260,000
Jackson Township BAN 3.65% 11/27/96   500,000  499,591
Jefferson Township BAN 4.25% 2/21/97   800,000  800,828
Lacey Township BAN 4.25% 4/30/97   1,011,750  1,013,189
Lavallette BAN:
 4% 2/28/97   1,000,000  1,001,567
 4.25% 5/2/97   2,100,000  2,104,536
Mahwah Board of Ed. BAN 4.50% 5/15/97   1,300,000  1,304,139
Mahwah Township BAN 4.50% 6/26/97   1,695,000  1,700,816
Mendham Township BAN 4.25% 3/24/97   1,750,000  1,753,726
Mercer County BAN 4.50% 6/17/97   10,000,000  10,038,307
Mercer County TAN 4.25% 4/30/97   2,100,000  2,104,029
Metuchen BAN 4.09% 10/3/97   536,000  536,426
Middletown BAN 4% 2/14/97   3,000,000  3,002,927
Monmouth County Impt. Auth. Bonds 9.25% 12/1/96   500,000  502,213
Montclair Township BAN:
 4% 1/24/97   2,349,000  2,351,862
 4% 3/27/97   2,305,000  2,308,107
 4.50% 6/27/97   2,116,000  2,123,299
Montgomery Township BAN 4% 2/14/97   5,635,000  5,640,498
Morris County Gen. Oblig. BAN 3.47% 12/13/96   2,100,000  2,100,046
Neptune Township Swr. Auth. BAN Series 1996,
4.50% 7/23/97   1,857,000  1,860,219
New Jersey Econ. Dev. Auth. Dock Facs. Rev. Rfdg.
(Bayonne/IMTT-Bayonne Proj.) Series1993-C, 3.40%,
LOC First Nat'l. Bank of Chicago, VRDN   650,000  650,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev., VRDN:
 Rfdg. (RJB Associates 1983 Proj.) 3.60%, LOC PNC Bank   500,000  500,000
 (80 Carter Drive Assoc. Proj.) Series 1984, 3.75%,
 LOC Marine Midland Bank   380,000  380,000
 (Arden Group) Series 1989 BB, 3.55%, LOC PNC Bank (b)   1,500,000
1,500,000
 (Block Drug Corp.) Series A, 3.60%, LOC SunTrust
 Bank, Atlanta   715,000  715,000
 (Casa DiBertacchi Corp. Facs.) Series 1988, 3.60%,
 LOC Marine Midland Bank (b)   1,000,000  1,000,000
 (Composite Issue):
  Series 1989-B, 3.55%, LOC PNC Bank (b)   350,000  350,000
  (Alesi Graphics Inc.) Series 1989 AA, 3.55%,
  LOC PNC Bank (b)   550,000  550,000
  (Ellison School Inc.) Series 1989 KK, 3.45%, LOC
  PNC Bank   550,000  550,000
 (Dial Realty) Series 1988 L, 3.55%, LOC PNC Bank (b)   2,300,000
2,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Econ. Dev. Auth. Econ. Dev. Rev., VRDN: - continued
 (Fieldstone Corp.) Series 1988 K, 3.55%, LOC
 PNC Bank (b)  $ 1,150,000 $ 1,150,000
 (Guttenplan's Bakery) Series 1989 G, 3.55%, LOC
 PNC Bank (b)   2,350,000  2,350,000
 (Herzel Mor Corp.) Series 1989 L, 3.55%, LOC PNC Bank (b)   500,000
500,000
 (Lamart Corporation) Series 1989 JJ, 3.55%, LOC
 PNC Bank (b)   550,000  550,000
 (National Refrigerant) Series 1994 A, 3.75%,
 LOC CoreStates Bank (b)   1,150,000  1,150,000
 (PVC Container Corp.) Series 1987 D, 3.55%, LOC Nat'l.
 Westminster Bank PLC, UK (b)   2,165,000  2,165,000
 (Pictorial Offset Corp.) Series 1989 H, 3.55%,
 LOC PNC Bank (b)   1,200,000  1,200,000
 (Recycle Inc. Proj.) Series 1995, 3.55%,
 LOC Fleet Bank (b)   5,500,000  5,500,000
 (Russ Berrie & Co. Inc.) 3.30%, LOC Bank of New York, NY   700,000
700,000
 (The Nash Group 85 Proj.) Series 1986, 3.20%, LOC
 Chase Manhattan Bank (b)   470,000  470,000
New Jersey Econ. Dev. Auth. Econ. Growth Rev., VRDN (b):
 (Eastern Silk) Second Series D2, 3.55%,
 LOC Banque Nationale de Paris   1,415,000  1,415,000
 (Richard L Tauber Issue) (Colonial WI)
 Series 93 B-1, 3.30%, LOC Fleet Bank   3,155,000  3,155,000
 Series E-1, 3.30%, LOC Fleet Bank   1,890,000  1,890,000
New Jersey Econ. Dev. Auth. First Mtg. Rev. (Franciscan
Oaks Proj.) Series 1992 B, 3.40%, LOC Bank of
Scotland, VRDN   1,200,000  1,200,000
New Jersey Econ. Dev. Auth. Natural Gas Facs.
Rev. (NUI Corp. Proj.) Series 1996 A, 3.55%
(AMBAC Insured) (BPA Bank of New York, NY) VRDN (b)   19,400,000
19,400,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Public Svc.
Elec. & Gas Proj.) Series 1995 A, 3.30% (MBIA Insured)
 (BPA Swiss Bank Corp.) VRDN   1,000,000  1,000,000
New Jersey Econ. Dev. Auth. Rev.:
 VRDN:
  (500 International Drive Partners Proj.) Series 1995,
  3.50%, LOC First Union Nat'l. Bank
  (formerly First Fidelity)   3,000,000  3,000,000
  (E.P. Henry Corp. Proj.) 3.60%, LOC New Jersey
  Nat'l. Bank (b)   1,130,000  1,130,000
  (Hoffman-La Roche Inc.) 3.35%, LOC Bayerische
  Landesbank Girozentrale (b)   1,500,000  1,500,000
  (Paterson Composite) Series C, 3.55%, LOC Chase
  Manhattan Bank (b)   2,600,000  2,600,000
  (Peddie School Proj.) 3.40% (BPA PNC Bank)   500,000  500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Econ. Dev. Auth. Rev.: - continued
 Bonds:
  (Chambers Cogeneration Proj.) Series 1991 (b):
   3.45%, tender 12/5/96 (LOC Swiss Bank Corp.)  $ 3,000,000 $ 3,000,000
   3.40%, tender 12/6/96 (LOC Swiss Bank Corp.)   5,000,000  5,000,000
   3.45%, tender 12/9/96 (LOC Swiss Bank Corp.)   9,000,000  9,000,000
   3.50%, tender 2/19/97 (LOC Swiss Bank Corp.)   4,000,000  4,000,000
   3.50%, tender 2/21/97 (LOC Swiss Bank Corp.)   3,500,000  3,500,000
  (Keystone Proj.) Series 1992 (b):
   3.45%, tender 12/6/96
   (LOC Union Bank of Switzerland)   1,000,000  1,000,000
   3.50%, tender 2/18/97
   (LOC Union Bank of Switzerland)   12,700,000  12,700,000
  (Morris Hall/St. Lawrence, Inc.) Series 1993, 4.75%,
  tender 11/1/96, LOC New Jersey Nat'l. Bank   2,900,000  2,900,000
New Jersey Edl. Facs. Auth. Participating VRDN,
Series SG-48, 3.45% (Liquidity Facility Societe
Generale, France) (c)   4,500,000  4,500,000
New Jersey Gen. Oblig. Participating VRDN (c):
 Series 1995-CB1, 3.65% (Liquidity Facility Chase
 Manhattan Bank)   3,000,000  3,000,000
 Series BT-104, 3.65% (Liquidity Facility Bankers Trust Co.)   7,785,000
7,785,000
 Series BT-190, 3.65% (Liquidity Facility Bankers Trust Co.)   5,475,000
5,475,000
New Jersey Gen. Oblig. TRAN Series 1997 A:
 3.50% 11/12/96   7,600,000  7,600,000
 3.65% 12/10/96   8,000,000  8,000,000
 3.65% 12/12/96   9,000,000  9,000,000
New Jersey Health Care Facs. Fing. Auth. Rev. (Hosp. Cap.
Asset Fing. Prog.) Series 1985 B, 3.30%, LOC Chase
Manhattan Bank, VRDN   1,500,000  1,500,000
New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN (c):
 Series 1994 C-3003, 3.80%
 (Liquidity Facility Citibank, NA)   6,200,000  6,200,000
 Series 1994 C-3004, 3.65%
 (Liquidity Facility Citibank, NA)   4,500,000  4,500,000
 Series PA-117, 3.55% (Liquidity Facility Merrill
 Lynch & Co.) (b)   5,560,000  5,560,000
New Jersey Sports and Exposition Auth. Rev., Series 1992 C,
3.25%, (MBIA Insured) (BPA Barclays Bank) VRDN   17,850,000  17,850,000
New Jersey Trans. Auth. Participating VRDN, Series 1995 B,
3.45% (Liquidity Facility Bank of New York, NY) (c)   3,900,000  3,900,000
New Jersey Trans. Sys. Auth. Bonds Series 1995 B,
5% 6/15/97   3,800,000  3,827,435
North Brunswick BAN 4.50% 8/29/97   3,320,000  3,336,335
North Plainfield BAN 4.50% 6/20/97   2,000,000  2,005,470
Ocean City BAN:
 4.50% 6/12/97   2,600,000  2,608,394
 4.25% 6/20/97   2,616,000  2,621,894
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NEW JERSEY - CONTINUED
Passaic County BAN 4% 4/4/97  $ 3,600,000 $ 3,605,483
Passaic County Util. Auth. Solid Waste Sys. BAN
Series B, 3.95% 9/3/97 (MBIA Insured)   800,000  800,000
Pennington BAN 4.50% 6/27/97   540,750  542,442
Pennsauken Township BAN 4.10% 9/26/97   2,100,000  2,100,531
Pequannock Township BAN 4% 12/5/96   700,000  700,251
Piscataway Township BAN 4.25% 4/25/97   500,000  500,896
Readington Township BAN 4% 5/2/97   1,100,000  1,102,154
Roselle Park BAN 4.50% 10/16/97   1,700,000  1,709,850
Salem County Ind. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co.) Series 1993 A, 3.45%,
tender 12/5/96 (LOC Toronto Dominion Bank,
Canada) (b)   2,000,000  2,000,000
Somerset County Gen. Oblig. Bonds 4.35% 12/1/96   900,000  900,646
Somerset County Poll. Cont. Rev.
(Minnesota Mining & Manufacturing 3M) Series 1982,
3.75%, VRDN   100,000  100,000
Somerville BAN 3.50% 2/21/97   1,505,000  1,506,334
South Orange Maplewood School Dist. BAN
3.85% 11/29/96   1,100,000  1,100,162
Southeast Morris County Muni. Util. Auth. BAN
4% 1/15/97   1,000,000  1,000,890
Union County Ind. Poll. Cont. Rev. (Exxon Proj.)
Series 1994, 3.50%, VRDN   400,000  400,000
Upper Freehold BAN 4.50% 10/16/97   900,000  904,716
Upper Saddle River BAN 4.25% 1/10/97   1,300,000  1,301,212
Voorhees Township BAN 4.50% 8/6/97   1,000,000  1,004,029
Wall Township BAN 4.50% 6/26/97   2,100,000  2,107,206
Washington Township BAN 4% 12/13/96   1,300,000  1,300,255
West Deptford Township BAN 4.20% 3/27/97   1,000,000  1,000,775
West Milford Township BAN 4% 1/24/97   5,000,000  5,005,538
West Orange Township Gen. Oblig. Bonds 4% 12/1/96   400,000  400,088
West Orange Township BAN 4.125% 1/13/97   1,328,000  1,329,221
Willingboro BAN 4.50% 6/26/97   2,000,000  2,006,238
   416,868,271
NEW YORK & NEW JERSEY - 11.9%
New York & New Jersey Port Auth. Participating VRDN (c):
 Series 96 GS-52, 3.65% (Liquidity Facility Societe
 Generale, France) (b)   5,100,000  5,100,000
 Series PA-67, 3.50% (Liquidity Facility Merrill Lynch & Co.)   2,080,000
2,080,000
New York & New Jersey Port. Auth. Rev. (Equipment Notes)
VRDN:
  Series 1995-1, 3.40%   5,000,000  5,000,000
  Series 1996-3, 3.40%   5,000,000  5,000,000
  Series 1996-5, 3.40%   4,800,000  4,800,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
NEW YORK & NEW JERSEY - CONTINUED
New York & New Jersey Port Auth. Versatile Structure Spl.
Oblig. Rev., VRDN (b):
  Series 1, 3.60%  $ 10,200,000 $ 10,200,000
  Series 4, 3.65% (BPA Landesbank Hessen-Thuringen)   3,700,000  3,700,000
New York & New Jersey Port Auth. Rev., VRDN:
 Series 1991, 3.828% (b)   6,400,000  6,400,000
 Series 1992, 3.42%   6,900,000  6,900,000
 Series 1995, 3.42% (b)   10,500,000  10,500,000
   59,680,000
PUERTO RICO - 5.3%
Puerto Rico Commonwealth Highway & Trans. Auth.
Highway Participating VRDN, Series PA-114, 3.35%
(Liquidity Facility Merrill Lynch & Co., Inc.) (c)   300,000  300,000
Puerto Rico Commonwealth Pub. Impt. Participating VRDN (c):
 Series BT-165, 3.55% (Liquidity Facility Bankers Trust Co.)   5,814,000
5,814,000
 Series PA-97, 3.35% (Liquidity Facility Merrill Lynch & Co.)   1,000,000
1,000,000
 Series PT-63, 3.35% (Liquidity Facility Bayerische
 Hypotheken und Weschel)   5,700,000  5,700,000
Puerto Rico Gov't. Dev. Bank 3.70% 11/7/96, CP   6,100,000  6,100,000
Puerto Rico Hsg. & Fin. Corp. Tender Option Bonds
Series 1990 I, 3.60%, tender 11/15/96
(Liquidity Facility Citibank, NA) (c)   7,585,000  7,585,000
   26,499,000
TOTAL INVESTMENTS - 100%   $ 503,047,271
Total Cost for Income Tax Purposes   $ 503,047,260
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,800,000 or 1.4% of net assets.
INCOME TAX INFORMATION
At October 31, 1996, the fund had a capital loss carryforward of approximately $42,000 of which $24,000, $16,000 and $2,000 will expire on October 31, 2001, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1996

ASSETS

Investment in securities, at value -                                      $ 503,047,271
See accompanying schedule

Cash                                                                       273,823

Interest receivable                                                        4,376,791

 TOTAL ASSETS                                                              507,697,885

LIABILITIES

Payable for investments purchased                           $ 2,639,867

Distributions payable                                        35,275

Accrued management fee                                       147,711

 TOTAL LIABILITIES                                                         2,822,853

NET ASSETS                                                                $ 504,875,032

Net Assets consist of:

Paid in capital                                                           $ 504,890,044

Accumulated net realized gain (loss) on investments                        (15,043)

Unrealized gain from accretion of market discount                          31

NET ASSETS, for 504,890,044 shares outstanding                            $ 504,875,032

NET ASSET VALUE, offering price and redemption price                       $1.00
per share ($504,875,032 (divided by) 504,890,044 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1996

INTEREST INCOME                                                       $ 17,375,383

EXPENSES

Management fee                                          $ 2,454,322

Non-interested trustees' compensation                    958

 Total expenses before reductions                        2,455,280

 Expense reductions                                      (786,613)     1,668,667

NET INTEREST INCOME                                                    15,706,716

REALIZED AND UNREALIZED GAIN (LOSS)                                    (2,397)
Net realized gain (loss) on investment securities

Increase (decrease) in net unrealized gain from                        (271)
accretion
of market discount

NET GAIN (LOSS)                                                        (2,668)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 15,704,048


STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           OCTOBER 31,      OCTOBER 31,
                                                           1996             1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 15,706,716     $ 15,935,156
Net interest income

 Net realized gain (loss)                                   (2,397)          (15,826)

 Increase (decrease) in net unrealized gain from            (271)            (2,782)
accretion of market discount

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            15,704,048       15,916,548
FROM OPERATIONS

Distributions to shareholders from net interest income      (15,706,716)     (15,935,156)

Share transactions at net asset value of $1.00 per share    467,177,945      506,341,535
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     15,280,700       15,494,923

 Cost of shares redeemed                                    (447,414,948)    (447,918,456)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           35,043,697       73,918,002
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   35,041,029       73,899,394

NET ASSETS

 Beginning of period                                        469,834,003      395,934,609

 End of period                                             $ 504,875,032    $ 469,834,003


FINANCIAL HIGHLIGHTS

                                    YEAR ENDED OCTOBER 31,

                                    1996                     1995        1994        1993        1992

SELECTED PER-SHARE DATA

Net asset value,                    $ 1.000                  $ 1.000     $ 1.000     $ 1.000     $ 1.000
beginning of period

Income from Investment               .032                     .036        .024        .021        .032
Operations
Net interest income

Less Distributions

 From net interest income            (.032)                   (.036)      (.024)      (.021)      (.032)

Net asset value, end of period      $ 1.000                  $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN A                       3.24%                    3.65%       2.45%       2.17%       3.24%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period           $ 504,875                $ 469,834   $ 395,935   $ 313,477   $ 349,212
(000 omitted)

Ratio of expenses to average         .35%                     .31%        .28%        .44%        .29%
net assets                          B                        B           B           B           B

Ratio of expenses to average net     .34%                     .31%        .28%        .44%        .29%
assets after expense                C
reductions

Ratio of net interest income to      3.20%                    3.59%       2.44%       2.15%       3.20%
average net assets


1. TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
2. FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 3 OF NOTES TO FINANCIAL STATEMENTS).
3. FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 3 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan New Jersey Municipal Money Market Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $6,763 for the period.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

3. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets. During the period, this expense limitation ranged from .32% to .35% of average net assets and the reimbursement reduced expenses by $748,187.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's expenses were reduced by $38,426 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Fidelity Beacon Street Trust: Spartan
New Jersey Municipal Money
Market Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Beacon Street Trust: Spartan New Jersey Municipal Money Market Fund at October 31, 1996, the results of its operations for the year then ended, and the changes in its net assets for each of the two years then ended, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.
/s/PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Dallas, Texas
December 3, 1996
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Janice Bradburn, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan Arizona Municipal Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0111
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress 1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY


(registered trademark)
MUNICIPAL MONEY MARKET
FUND


ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       8    A summary of major shifts in the
                              fund's investments over the past six
                              months
                              and one year.

INVESTMENTS              9    A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     38   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    42   Notes to the financial statements.

REPORT OF INDEPENDENT    44   The auditors' opinion.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that can help investors in every type of market. First, take a long-term approach when investing. If you can afford to leave your money invested through the inevitable ups and downs of financial markets, you will greatly reduce your vulnerability to any single decline. Over time, for example, stock prices have gone up - and have significantly outperformed other types of investments and stayed ahead of inflation. Second, you can further manage risk by diversifying your investments. A stock mutual fund is already diversified, because it invests in many different companies. You can increase your diversification by investing in a number of different stock funds, or in different investment categories, such as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, it makes good sense to follow a regular investment plan, investing a set amount of money at the same time each month or quarter. That way, you can avoid getting caught up in the excitement of a rapidly-rising market - and won't end up buying all your shares at market highs. This strategy won't assure a profit or protect you from a loss in a declining market, but it should help you lower the average cost of your purchases. For this to be effective, you must continue to buy shares in both up and down markets.
If you have questions, please call us at 1-800-544-8888. We would be happy to send you a Fidelity FundMatch kit, which can help you determine the mix of investments that is right for you. You might also find it convenient to set up a regular investment plan using the Fidelity Automatic Account Builder.SM
We look forward to hearing from you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. A fund's total return reflects the change in share price over a given period and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                  PAST 1   PAST 5   PAST 10
                                                YEAR     YEARS    YEARS

Fidelity Municipal Money Market Fund            3.17%    15.19%   47.21%

All Tax-Free Money Market Funds Average         3.04%    14.13%   44.93%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average which reflects the performance of 414 tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. (IBC) over the past 12 months. (The periods covered by IBC numbers are the closest available match to those covered by the fund.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996            PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

Fidelity Municipal Money Market Fund      3.17%    2.87%    3.94%

All Tax-Free Money Market Funds Average   3.04%    2.67%    3.78%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
YIELDS
      10/30/95   1/29/96   4/29/96   7/29/96   10/28/96



Fidelity Municipal           3.41%   2.95%   3.25%   3.17%   3.19%
Money Market Fund



All Tax-Free Money Market    3.32%   2.89%   3.23%   2.98%   3.02%
Funds Average



Fidelity Municipal           5.33%   4.61%   5.08%   4.95%   4.98%
Money Market Fund
Tax-equivalent




Row: 1, Col: 1, Value: 3.41
Row: 1, Col: 2, Value: 3.32
Row: 1, Col: 3, Value: 5.33
Row: 2, Col: 1, Value: 2.95
Row: 2, Col: 2, Value: 2.89
Row: 2, Col: 3, Value: 4.609999999999999
Row: 3, Col: 1, Value: 3.25
Row: 3, Col: 2, Value: 3.23
Row: 3, Col: 3, Value: 5.08
Row: 4, Col: 1, Value: 3.17
Row: 4, Col: 2, Value: 2.98
Row: 4, Col: 3, Value: 4.95
Row: 5, Col: 1, Value: 3.19
Row: 5, Col: 2, Value: 3.02
Row: 5, Col: 3, Value: 4.98
Fidelity Municipal
Money Market
Fund
All Tax-Free
Money Market
Funds Average
Fidelity Municipal
Money Market Fund
Tax-equivalent
6% -
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% tax bracket. Figures for the all tax-free money market funds average are from IBC.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the
two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match
the tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
Government neither insures nor
guarantees a money market
fund. And there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Diane McLaughlin became Portfolio Manager of the Fidelity Municipal Money Market Fund on August 1, 1996
Q. DIANE, WHAT HAS THE INVESTING CLIMATE BEEN LIKE OVER THE PAST YEAR?
A. It has been very interesting. At the end of 1995, the Federal Reserve Board was in an easing mode, lowering short-term interest rates to help stimulate economic growth. By the end of January 1996, the Fed had cut the rate banks charge each other for overnight loans - known as the fed funds target rate - to 5.25%, and the market anticipated further Fed easing. Shortly afterwards, however, the mood began to shift. Fed Chairman Alan Greenspan, testifying before the Senate Banking Committee in mid-February, was surprisingly optimistic about the underlying strength of the economy. This was among the first indications that further rate cuts might not be necessary. Then, in early March, the February employment report showed job creation proceeding at a rate nearly four times greater than analysts' expectations. With that, the prospect of further rate cuts all but disappeared. During the months that followed, investors were uncertain about the direction of Fed monetary policy so the mood of the market shifted almost daily in response to the latest economic indicators. During the summer, this data leaned toward signs of economic strength and the market began to anticipate that the Fed would increase short-term rates. However, recent statistics have pointed to a slowing economy and subdued inflation, leading to reduced expectations of a tightening of monetary policy. In fact, the market is now considering the possibility of an ease.
Q. WHAT KIND OF STRATEGY HAS THE FUND PURSUED OVER THE PAST SIX MONTHS?
A. Early in the six-month period, the fund was positioned conservatively in anticipation of interest rate increases, with a shorter weighted average maturity than similar funds. In June, two factors combined to present the fund with an attractive buying opportunity: first, the advent of the annual borrowing season in many municipalities, which boosted the supply of new issues; and second, a surge in rates brought on by expectations of an imminent rate increase by the Fed. At the end of June, the fund's average maturity reached 50 days, where it stayed for a while. By the end of the period, the fund's average maturity had increased to 69 days. That's because recent expectations of a Fed tightening diminished, and I was able to take advantage of buying opportunities at the longer end of the yield curve.
Q. HOW DID THE FUND PERFORM?
A. Better than the average of its peers. Fidelity Municipal Money Market Fund's seven-day yield on October 31, 1996 was 3.19%, compared to 3.29% six months ago. The latest yield was the equivalent of a 4.98% taxable yield for investors in the 36% federal tax bracket. Through October 31, 1996, the fund's 12-month total return was 3.17%, compared to 3.04% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I expect Fed policy to remain stable at least into the first quarter of 1997. Since the timing and direction of the next move by the Fed is uncertain and there should be limited supply in our market, I'm likely to keep the fund's average maturity in the mid-60s.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: high current income
while maintaining a stable $1
share price by investing in
high-quality, short-term
municipal money market
securities
START DATE: January 2, 1980
SIZE: as of October 31, 1996,
more than $3.6 billion
MANAGER: Diane McLaughlin,
since August 1996; manager,
Fidelity California Municipal
Money Market, Fidelity
Massachusetts Municipal
Money Market, Spartan
California Municipal Money
Market and Spartan
Massachusetts Municipal
Money Market funds, since
August 1996; joined Fidelity in
1992
(checkmark)
Since May 1, 1996, the fund
has been permitted to invest
in any amount of municipal
securities that may be
considered taxable under the
alternative minimum tax
(AMT). Previously, the fund
could not invest in these
securities. AMT is an
alternative method for
calculating federal income tax
liabilities and generally
applies to high-income
individuals with large
deductions and/or exclusions
from income. The portfolio
manager is now able to focus
on all marketplace
opportunities - including
areas dominated by AMT
securities such as student
loans and airports. This policy
change will in no way affect
the tax-exempt status of
income from the fund for
shareholders not subject to
the AMT. Investors subject to
the AMT or who are unsure
should consult a tax advisor.






FUND FACTS
GOAL: high current tax-free
income while maintaining
share price stability by
investing in high-quality
short-term New Jersey
municipal money market
securities
START DATE: May 1, 1990
SIZE: as of October 31,1996,
more than $504 million
MANAGER: Janice Bradburn,
since August 1996; manager,
various Fidelity and Spartan
state municipal money
market funds; joined Fidelity
in 1989
(checkmark)
WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
usually long-term security that
gives the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
     DAYS   % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            10/31/96           4/30/96            10/31/95

  0 - 30    62                 65                 66

 31 - 90    9                  21                 12

 91 - 180   10                 9                  3

181 - 397   19                 5                  19

WEIGHTED AVERAGE MATURITY
                        10/31/96   4/30/96   10/31/95

Fidelity Municipal      69 days    41 days   64 days
Money Market Fund

All Tax-Free            53 days    43 days   53 days
Money Market
Funds Average*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996

Row: 1, Col: 1, Value: 56.0
Row: 1, Col: 2, Value: 20.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 21.0
Row: 1, Col: 5, Value: 1.0
Row: 1, Col: 1, Value: 55.0
Row: 1, Col: 2, Value: 18.0
Row: 1, Col: 3, Value: 5.0
Row: 1, Col: 4, Value: 21.0
Row: 1, Col: 5, Value: 2.0

Variable rate
demand notes
(VRDNs) 56%
Commercial
paper 20%
Tender bonds 2%
Municipal
notes 21%
Other 1%
Variable rate
demand notes
(VRDNs) 54%
Commercial
paper 18%
Tender bonds 5%
Municipal
notes 21%
Other 2%
* SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ALABAMA - 0.8%
Alabama Hsg. Fin. Auth. Multi-Family Hsg. Rev.
(Gazebo East Proj.) Series 1991 B, 3.95%,
LOC AmSouth Bank of Alabama, VRDN  $ 3,585 $ 3,585
Alabama Ind. Dev. Auth. Rev. (Southern Ionics Proj.) 3.80%,
LOC SouthTrust Bank of Alabama, VRDN (b)   4,500  4,500
Alabama Ind. Dev. Auth. Solid Waste Disp. Rev.
(Pine City Fiber Co.) Series 94, 3.65%,
LOC Barclays Bank, VRDN (b)   4,000  4,000
Decatur Ind. Dev. Board Ind. Dev. Rev. (Monsanto Co. Proj.)
Series 1996, 3.80%, VRDN (b)   1,900  1,900
Decatur Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.)
Series 1992, 3.65%, VRDN   2,600  2,600
Demopolis Ind. Dev. Board Ind. Dev. Rev.
(Systech Environmental Corp.) Series 1990, 3.80%,
LOC NBD Bank (Michigan) (b)   1,800  1,800
Jefferson County Swr. Rev. Series 1995 A, 3.60%,
LOC Bayerische Landesbank Girozentale, VRDN   5,000  5,000
Mobile Ind. Dev. Board Ind. Rev. (Newark Group Proj.) 3.65%,
LOC First Union Nat'l. Bank, VRDN (b)   4,675  4,675
Montgomery Ind. Dev. Board Rev.
(Feldmeier/Alabama Equipment) Series 96, 3.80%,
LOC SouthTrust Bank of Alabama, VRDN (b)   1,000  1,000
Phenix City Ind. Dev. Envir. Impt. Rev.
(Mead Coated Board Proj.) Series 1996, 3.70%,
LOC Bayerische Veriensbank AG, VRDN (b)   700  700
Phenix City Ind. Dev. Envir. Impt. Rev. Bonds (Mead Coated
Board Proj.) Series 1988, 3.55%, tender 11/19/96,
LOC ABN-AMRO Bank (b)   1,800  1,800
   31,560
ALASKA - 1.0%
Alaska Ind. Dev. & Export Auth. Rev. (Healy Clean Coal Proj.)
VRDN:
  Series 1996 A, 3.65%, LOC Bank of America   7,800  7,800
  Series 1996 B, 3.60%, LOC Bank of America (b)   9,000  9,000
Valdez Marine Terminal Rev. Rfdg. Bonds (Atlantic Richfield Co.)
Series 1994 A:
  3.70%, tender 11/19/96   10,000  10,000
  3.55%, tender 11/21/96   4,000  3,999
  3.60%, tender 12/9/96   1,800  1,800
Valdez Marine Terminal Rev. Rfdg. (Atlantic Richfield Co. Proj.)
 Series 1994 B, 3.65%, VRDN   5,000  5,000
   37,599
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ARIZONA - 2.1%
Apache County Ind. Dev. Auth. (Tucson Elec. Pwr. Co. Proj.)
Series 1981 B, 3.65%, LOC Bank of Tokyo -
Mitsubishi Ltd., VRDN  $ 5,600 $ 5,600
Arizona Health Facs. Auth. Rev. (Voluntary Hosp.
Federation Pooled Loan Prog.) Series1985 A, 3.55%
(FGIC Insured) (Liquidity Facility Citibank, NA) VRDN   2,945  2,945
Flagstaff Ind. Dev. Auth. Bonds (Citizens Utils.) 3.70%,
tender 12/11/96 (b)   2,100  2,100
Maricopa County Poll. Cont. Rev. Bonds
(Southern California Edison Co.):
  Series 1985 D, 3.60%, tender 12/6/96   3,450  3,450
  Series 1985 E, 3.60%, tender 12/6/96   5,000  5,000
Mesa Municipal Dev. Corp. Bonds Series 1996 A-B, 3.95%,
tender 10/8/97, LOC Westdeutsche Landesbank   3,100  3,100
Mohave County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series 1993 E (b):
  3.70%, tender 11/12/96   2,500  2,500
  3.65%, tender 12/9/96   900  900
Phoenix Civic Impt. Corp. Arpt. Impt. Series 1995, 3.60%,
LOC Landesbank Hessen-Thuringen, VRDN (b)   2,900  2,900
Phoenix Ind. Dev. Auth. Multi-Family Hsg. Rev.
(Bell Square Apt. Proj.) Series 1995, 3.75%,
LOC General Electric Capital Corp., VRDN   6,000  6,000
Pima County Ind. Dev. Auth. Multi-Family Hsg. Rev.
(La Cholla Apt. Proj.) Series 1996, 3.55%,
LOC Texas Commerce Bank, VRDN   3,705  3,705
Pinal County Ind. Dev. Auth. Hosp. Rev. (Casa Grande
Medical Ctr. Proj.) Series 1995, 3.60%,
LOC Chase Manhattan Bank, VRDN   16,000  16,000
Salt River Proj. Agric. Impt. & Pwr. Dist., CP:
 3.65% 12/6/96   2,000  2,000
 3.70% 12/13/96   9,100  9,100
Tucson Ind. Dev. Auth. Multi-Family Hsg. Rev. (Lincoln
Garden Proj.) 3.75%, LOC Sumitomo Bank Ltd., VRDN   5,700  5,700
Yavapi County Ind. Dev. Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series 1993 (b):
  3.70%, tender 11/12/96   2,000  2,000
  3.60%, tender 12/6/96   3,000  3,000
   76,000
ARKANSAS - 0.5%
Arkansas Hosp. Equip. Fin. Auth. Rev. (Baptist Health Proj.)
Series 1995, 3.60%, LOC Credit Suisse, VRDN   10,500  10,500
Clark County Solid Waste Disp. Rev. (Reynolds Metals Co. Proj.)
3.60%, LOC SunTrust Bank, VRDN (b)   1,800  1,800
Univ. of Arkansas Rev. 3.60%, LOC Credit Suisse, VRDN   7,000  7,000
   19,300
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
CALIFORNIA - 7.6%
Alameda County TRAN 4.50% 6/30/97  $ 10,300 $ 10,336
California Gen. Oblig. RAN
Series 1996-97, 4.50% 6/30/97   109,000  109,408
California Gen. Oblig. Participating VRDN,
Series SGB-7, 3.55% (Liquidity Facility Societe
Generale, France) (c)   8,775  8,775
California Higher Ed. Student Loan Auth. Rev., VRDN (b):
 Series 1987 C, 3.65%, LOC SLMA   4,400  4,400
 Series 1992 E-1, 3.60%, LOC SLMA   2,100  2,100
California School Cash Reserve Prog. Auth. TRAN
Series 1996 A, 4.75% 7/2/97 (MBIA Insured)   39,400  39,606
Fresno TRAN 4.50% 6/30/97   6,500  6,525
Los Angeles TRAN Series 1996, 4.50% 6/19/97,
LOC Credit Suisse, Morgan Guaranty Trust NY, Union Bank
of Switzerland, Westdeutsche Landesbank, Bank of America
National Trust & Savings   30,000  30,113
Los Angeles Commty. College Dist. TRAN
Series 1996-97, 4.50% 7/1/97   5,700  5,718
Los Angeles County TRAN Series 1996-97, 4.50% 6/30/97   40,800  40,939
Oakland TRAN Series 1996, 4.75% 6/30/97   10,200  10,256
Riverside County School Dist. TRAN
Series 1996-76, 4.625% 7/17/97   3,500  3,514
Santa Clara Unified School Dist. TRAN
Series 1996, 4.50% 7/2/97   3,500  3,514
South Coast Local Ed. Agcy. TRAN
Series 1996, 4.75% 6/30/97   4,900  4,921
   280,125
COLORADO - 2.4%
Arapahoe County School Dist. #5 Gen. Oblig. Participating
VRDN, Series 1996 A, 3.75%
(Liquidity Facility Norwest Bank, N.A.) (c)   3,000  3,000
Aurora Multi Family Hsg. Rev. Series 1996, 3.85%
(FNMA Guaranteed) (b)   3,300  3,300
Colorado TRAN 4.50% 6/27/97   1,000  1,004
Colorado Springs (El Paso County) School Dist. #11 TAN
4.25% 6/30/97   7,325  7,339
Colorado Student Oblig. Bond Auth. Rev. (Student Loan Prog.)
Series 1990 A, 3.60%, LOC SLMA, VRDN (b)   18,545  18,545
Fort Lupton Wtr. Util. Enterprise Wtr. Rev. BAN
Series 1995, 4.25% 1/10/97   1,700  1,700
Highlands Ranch County Metro Dist. #2 Gen. Oblig.
Participating VRDN, Series 1996 E, 3.75% (Liquidity Facility
Norwest Bank NA, Minnesota) (c)   1,850  1,850
Jefferson County Participating VRDN, Series 1996 F, 3.75%
(Liquidity Facility Norwest Bank NA, Minnesota) (c)   5,000  5,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
COLORADO - CONTINUED
Moffat County Poll. Cont. Rev. Rfdg. (Colorado-UTE Elec.
Assoc. Inc.) Series 1984, 3.55% (AMBAC Insured)
(BPA Societe Generale, France) VRDN  $ 43,200 $ 43,200
Platte County River Pwr. Auth. Rev. Bonds Series S-1, 3.65%,
tender 2/12/97 (BPA Morgan Guaranty Trust, NY)   3,700  3,700
   88,638
DELAWARE - 0.9%
Delaware Econ. Dev. Auth. Multi-Family Rev.
(Schoolhouse Trust Prog.) 3.80%,
LOC Marine Midland Bank, VRDN   25,800  25,800
Delaware Econ. Dev. Auth. Exempt Facs. Rev.
(Delmarva Pwr. & Lt. Co. Proj.) VRDN (b):
  Series 1988, 3.80%   5,800  5,800
  Series 1994, 3.80%   600  600
   32,200
DISTRICT OF COLUMBIA - 0.1%
District of Columbia Hsg. Fin. Agcy. Single Family Mtg.
Rev. Bonds Series 1995 B, 4%, tender 12/19/96 (b)   3,400  3,400
FLORIDA - 6.9%
Brevard County Hsg. Fin. Auth. Rev.
(Sun Pointe Bay Apts. Proj.) Series 1993, 3.80%
(Continental Casualty Guaranteed) VRDN   2,180  2,180
Broward County Hsg. Fin. Auth. Multi-Family Hsg. Rev.
(Jacaranda Village Apts. Proj.) 3.65%,
LOC Marine Midland Bank, VRDN   5,100  5,100
Dade County Participating VRDN, Series SG-74, 3.65%
(Liquidity Facility Societe Generale, France) (c)   1,365  1,365
Florida Hsg. Fin. Agcy. Multi-Family Hsg. Rev.
Rfdg. (Hillsborough-Oxford Proj.) Series D, 3.85%
(Continental Casualty Guaranteed) VRDN   5,000  5,000
Florida Local Gov't. Fin. Commission Series A, CP:
 3.65% 11/26/96, LOC First Union Nat'l. Bank of Florida   5,500  5,500
 3.65% 2/24/97, LOC First Union Nat'l. Bank of Florida   11,100  11,100
 3.65% 2/25/97, LOC First Union Nat'l. Bank of Florida   3,800  3,800
Florida Dept. of Trans. Participating VRDN, 3.60%
(Liquidity Facility Societe Generale, France) (c)   2,600  2,600
Florida Muni. Pwr. Agcy. (Initial Pooled Loan Proj.)
Series A, 3.60% 2/26/97, CP   7,660  7,660
Florida State Board of Ed. Participating VRDN,
Series CR-163, 3.70% (Liquidity Facility Citibank) (c)   5,000  5,000
Gulf Breeze Gen. Oblig. Rev. Series 1995 A, 3.60%,
LOC Barnett Bank, VRDN   5,400  5,400
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FLORIDA - CONTINUED
Indian River County Hosp. Dist. Hosp. Rev.:
 Rfdg. Series 1985, 3.60%, LOC Kredietbank, NV, VRDN  $ 2,600 $ 2,600
 Bonds Series 1990, 3.65%, tender 12/13/96,
 LOC Kredietbank, NV   4,300  4,300
Jacksonville Poll. Cont. Rev. Rfdg. Bonds (Florida Power &
Light Co. Proj.) Series 1994, 3.60%, tender 2/27/97   2,000  2,000
Jacksonville (River City Renaissance Prog.) CP:
 3.70% 11/22/96   14,300  14,300
 3.60% 12/6/96   8,400  8,400
Lee County Hosp. Board Hosp. Rev. Bonds
(Lee Memorial Hosp. Proj.):
  Series 1985 C, 3.55%, tender11/8/96 (Liquidity Facility
  SunTrust Bank, Central Florida, NA)   4,000  4,000
  Series 1985 D, 3.55%, tender 11/8/96 (Liquidity Facility
  SunTrust Bank, Central Florida, NA)   5,500  5,500
  Series 1992 B, 3.55%, tender 11/8/96 (Liquidity Facility
  SunTrust Bank, Central Florida, NA)   15,000  15,000
Manatee County Hsg. Fin. Auth. (Harbor Pointe Proj.)
Series 1990 A, 3.80%, LOC Marine Midland Bank, VRDN   2,100  2,100
Naples Hosp. Rev. (Naples Community Hosp. Proj.)
Series 1992, 3.70%, LOC Mellon Bank, VRDN   8,200  8,200
Orlando Utils. Commission Participating VRDN, Series BT-199,
3.70% (Liquidity Facility Bankers Trust Co.) (c)   2,000  2,000
Orlando Waste Wtr. Sys. Rev. Rfdg. Bonds
Series 1990 A, 3.70%, tender 12/13/96
(Liquidity Facility Union Bank of Switzerland)   7,400  7,400
Orlando & Orange County Expressway Auth.
Participating VRDN, Series 1996 C, 3.75%
(Liquidity Facility Norwest Bank NA, Minnesota) (c)   1,500  1,500
Palm Beach County Hsg. Fin. Auth. Rev.
(Lake Crystal Apts. Proj. Phase II) Series 1988 A, 3.60%,
LOC Citibank, VRDN (b)   1,565  1,565
Palm Beach County Ind. Dev. Rev. (Palm Beach Jewish Commty.
Campus Corp. Proj.) Series1990, 3.60%,
LOC SunTrust Bank, Central Florida, VRDN   4,610  4,610
Reedy Creek Impt. Dist. Participating VRDN,
Series CR-168, 3.65% (Liquidity Facility Citibank, NA) (c)   12,100  12,100
St. Johns County Hsg. Fin. Auth. Multi-Family Hsg. Rev.
(Remington at Ponte Vedra Proj.) 3.60%,
LOC SunTrust Bank, Atlanta, VRDN   12,000  12,000
Sarasota County Pub. Hosp. Dist. Bonds
(Sarasota Memorial Hosp.):
  Series 1985 C, 3.75%, tender 12/10/96,
  LOC Sumitomo Bank, Ltd   1,500  1,500
  Series 1991:
   3.70%, tender 11/19/96
   (Liquidity Facility Goldman Sachs & Co.)   9,000  9,000
   3.55%, tender 12/6/96
   (Liquidity Facility Goldman Sachs & Co.)   5,000  5,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FLORIDA - CONTINUED
Sarasota County Pub. Hosp. Dist. Bonds
(Sarasota Memorial Hosp.): - continued
  Series 1991: - continued
   3.70%, tender 12/9/96
   (Liquidity Facility Goldman Sachs & Co.)  $ 6,000 $ 6,000
   3.60%, tender 2/18/97
   (Liquidity Facility Goldman Sachs & Co.)   8,500  8,500
   3.70%, tender 2/20/97
   (Liquidity Facility Goldman Sachs & Co.)   10,000  10,000
  Series 1993 A:
   3.55%, tender 12/6/96
   (Liquidity Facility Goldman Sachs & Co.)   900  900
   3.70%, tender 12/10/96
   (Liquidity Facility Goldman Sachs & Co.)   15,000  15,000
   3.60%, tender 2/18/97
   (Liquidity Facility Goldman Sachs & Co.)   2,000  2,000
   3.65%, tender 2/18/97
   (Liquidity Facility Goldman Sachs & Co.)   3,000  3,000
Sunrise Util. Sys. Rev. Participating VRDN,
Series SGB-17, 3.65%
(Liquidity Facility Societe Generale, France) (c)   6,400  6,400
Sunshine State Governmental Fing. Commission:
Bonds:
  Series 1986, 3.65%, tender 11/8/96   2,200  2,200
  Series 1986, 3.70%, tender 12/10/96   10,300  10,300
 3.60% 2/26/97, CP   10,000  10,000
   252,080
GEORGIA - 4.8%
Albany Dougherty Payroll Dev. Auth. Poll. Cont. Rev. Rfdg.
(Philip Morris Cos. Proj.) 3.60%, VRDN   2,790  2,790
Atlanta Gen. Oblig. Participating VRDN, Series SG-58,
3.65% (Liquidity Facility Societe Generale, France) (c)   7,200  7,200
Brunswick & Glynn County Dev. Auth. (Georgia Pacific
Corp. Proj.) Series 1996, 3.75%,
LOC Commerzbank, Germany, VRDN (b)   8,500  8,500
Columbia County Residential Care Facs. Rev.:
 (Augusta Resource Ctr./Brandon Wilde Lifecare Ctr.) 3.60%,
 LOC SunTrust Bank, Atlanta, VRDN   6,635  6,635
 (Augusta Resource Ctr. on Aging) Series 1994, 3.60%,
 LOC SunTrust Bank, Atlanta, VRDN   7,400  7,400
Coweta County Ind. Dev. Auth. (E.G.O. Products, Inc. Proj.)
Series 1996, 3.70%, LOC Swiss Bank Corp., VRDN (b)   4,200  4,200
Dekalb County Dev. Auth. Rev., VRDN:
 (American Cancer Society Inc. Proj.) Series 1988, 3.60%,
 LOC SunTrust Bank, Atlanta   5,705  5,705
 (BDS Oglethorpe Univ. Proj.)
 3.60%, LOC SunTrust Bank, Atlanta   5,100  5,100
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Dekalb County Hosp. Auth. Rev. (Medical Ctr. Proj.) Series B,
3.60%, LOC SunTrust Bank, Atlanta, VRDN  $ 13,500 $ 13,500
Fulton County Dev. Auth. (Georgia Tech. Athletic Assoc.) 3.60%,
LOC SunTrust Bank, Atlanta, VRDN   7,900  7,900
Fulton County Hsg. Auth. Multi Family Hsg. Rev. Rfdg.
(Holcomb's Landing Apts. Proj.) 3.60%,
LOC First Union Nat'l. Bank, VRDN   3,800  3,800
Georgia Gen. Oblig. Participating VRDN (c):
 Series BT-122, 3.65% (BPA Bankers Trust Co.)    4,580  4,580
 Series BT-194, 3.65% (Liquidity Facility Bankers Trust Co.)   7,000  7,000
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.):
 Series 1985 A, 3.65%, tender 12/13/96   2,300  2,300
 Series 1985 B, 3.75%, tender 11/14/96
 (BPA Credit Suisse)   10,000  10,000
Georgia Muni. Gas Auth. Rev. Bonds (Southern Portfolio Proj.)
3.65%, tender 11/7/96,
LOC Wachovia Bank of NC, NA   2,600  2,600
Gwinnett County Ind. Dev. Rev. (Curtis 1000, Inc. Proj.)
Series 1996, 3.75%, LOC SunTrust Bank, Atlanta, VRDN (b)   1,200  1,200
Gwinnett County Multi-Family Hsg. Rev.
(Herrington Woods Apt.) Series 1996 A, 3.65%,
LOC Key Bank Nat'l. Assoc., VRDN (b)   6,700  6,700
Macon-Bibb County Hosp. Auth. Rev.
(Med. Ctr. of Central Georgia) 3.60%,
LOC SunTrust Bank, Atlanta, VRDN   9,745  9,745
Marietta Hsg. Auth. Multi-Family Hsg. Rev, VRDN.:
 Rfdg. (Wood Pointe Apts.) Series 1993, 3.60%,
 LOC First Union Nat'l. Bank of NC   5,000  5,000
 (Concepts 21 Apts.) 3.60% (FNMA Guaranteed)   2,000  2,000
 (Winterset Apts.) 3.60%, LOC Wachovia Bank of GA   4,225  4,225
Metro Atlanta Rapid Transit Auth.
Participating VRDN, Series SG-57, 3.65%
(Liquidity Facility Societe Generale, France) (c)   10,000  10,000
Paulding County Ind. Bldg. Auth. Rev.
(Cadillac Products, Inc.) Series 1994, 3.75%,
LOC NBD Bank NA (Michigan) VRDN (b)   4,500  4,500
Rockdale County TAN Series 1996, 4.10% 12/31/96   2,700  2,701
Roswell Hsg. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Roswell-Oxford Proj.) Series 1990, 3.85%
 (Continental Casualty Guaranteed)   6,100  6,100
 Rfdg. (Ski Lodge Apts. Proj.) Series 1991 B, 3.70%,
 LOC AmSouth Bank of Alabama   3,230  3,230
 (Autumnbrook Apts.) Series 1991 A, 3.70%,
 LOC AmSouth Bank of Alabama   7,165  7,165
 (Greenhouse Roswell Proj.) Series 1996, 3.60%
 (FNMA Guaranteed)   1,600  1,600
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GEORGIA - CONTINUED
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc.)
Series 1995 A, 3.75%, VRDN (b)  $ 1,500 $ 1,500
Whitfield County Residential Care Facs. Auth. Rev.
(Royal Oaks Sr. Living Commty.) 3.65%,
LOC First Union Nat'l. Bank, VRDN   9,350  9,350
Worth County Ind. Dev. Auth. Ind. Dev Rev. Rfdg..
(Seabrook Peanut Co. Proj.) Series 1996 B, 3.75%,
LOC SunTrust Bank, Atlanta, VRDN (b)   1,700  1,700
   175,926
HAWAII - 0.2%
Hawaii Gen. Oblig. Participating VRDN, Series 1993 CH,
3.60% (Liquidity Facility Morgan Guaranty Trust Co.) (c)   6,460  6,460
IDAHO - 0.6%
Idaho TAN Series 1996, 4.50% 6/30/97   23,500  23,589
ILLINOIS - 5.5%
Bolingbrook Multi-Family Hsg. Rev. (Amberton Apts.)
Series 1994, 3.65%, LOC LaSalle Nat'l. Bank (b)   3,800  3,800
Chicago Gen. Oblig. Participating VRDN (c):
 Series CR-165, 3.65% (Liquidity Facility Citibank, NA)   10,000  10,000
 Series CR-166, 3.65% (Liquidity Facility Citibank, NA)   10,000  10,000
Chicago Gen. Arpt. Rev. (O' Hare Int'l. Arpt.) Series 1988 A,
3.60%, LOC Bayerische Landesbank Girozentrale, VRDN (b)   29,200  29,200
Chicago School Reform Board of Trustees Participating VRDN,
Series 96-BB, 3.70% (Liquidity Facility Bank of America) (c)   18,690
18,690
Cook County Rev. (Claretian Assoc. Neighborhood
Dev. Office) Series 1990, 3.60%,
LOC Federal Home Loan Bank, Chicago, VRDN   4,030  4,030
Crestwood Ind. Dev. Rev. (GMG Warehouse LLC Proj.)
3.80%, LOC LaSalle Nat'l. Bank, VRDN (b)   2,500  2,500
Decatur Wtr. Rev. Bonds Series 1985, 3.65%,
tender 11/20/96, LOC Sumitomo Bank Ltd.   8,500  8,500
Illinois Dev. Fin. Auth. Ind. Dev. Rev., VRDN (b):
 (FC  Ltd. Partnership) 3.80%, LOC LaSalle Nat'l. Bank   815  815
 (Kindlon Partners Proj.) Series 1994, 3.80%,
 LOC LaSalle Nat'l. Bank   1,000  1,000
 (Olive Can Co. Proj.) 3.80%,
 LOC LaSalle Nat'l. Bank, VRDN (b)   3,400  3,400
 (Touhy Ltd. Partnership) Series 1996, 3.80%,
 LOC LaSalle Nat'l. Bank   1,500  1,500
Illinois Dev. Fin. Auth. Poll. Cont. Rev. Rfdg. (Commonwealth
Edison Proj.) Series 1996 A, 3.65% (AMBAC Insured)
(Liquidity Facility Bank of New York, NY) VRDN   20,000  20,000
Illinois Edl. Facs. Auth. Rev. VRDN:
 (Art Institute of Chicago) Series 1992, 3.65%
 (BPA Bank of America Illinois)   3,600  3,600
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ILLINOIS - CONTINUED
Illinois Edl. Facs. Auth. Rev., VRDN: - continued
(Art Institute of Chicago) Series 1996, 3.65%
 (Liquidity Facility Bank of America, Illinois) $ 5,800 $ 5,800 (Northwestern Univ.) Series 1988,
 3.65% (BPA Northern Trust Co.)   8,200  8,200
Illinois Health Facs. Auth. Rev.:
 Bonds:
  (Evanston Hosp. Corp. Proj.) Series 1985 B,
  3.15%, tender 1/31/97   12,300  12,300
  (Univ. of Chicago Proj.) Series 1985 A,
  3.75%, tender 1/30/97   6,000  6,000
 VRDN:
  (Evangelical Hosp. Corp.) Series 1985 A, 3.60%,
  LOC First Nat'l. Bank of Chicago   2,140  2,140
  (Evangelical Hosp. Proj.) 3.60%,
  LOC First Nat'l. Bank of Chicago   2,400  2,400
  (Methodist Med. Ctr. Proj.) Series 1985 B, 3.75%,
  LOC Sumitomo Bank, Ltd.   3,900  3,900
  (Pekin Mem. Hosp. Proj.) Series 1993 C, 3.60%,
  LOC Lasalle Nat'l. Bank   3,600  3,600
Illinois Hsg. Dev. Auth. Multi-Family Hsg. Rev.
(Williamsburg Apt. Proj.) Series 1991, 3.65%,
LOC Landesbank Hessen-Thuringen, VRDN (b)   7,200  7,200
Illinois Regional Trans. Auth. Participating VRDN (c):
 Series SG-19, 3.65% (Liquidity Facility
 Societe Generale, France)   8,675  8,675
 Series SG-82, 3.65% (Liquidity Facility
 Societe Generale, France)   14,500  14,500
Lake County Solid Waste Facs. Rev.
(Countryside Landfill Inc. Proj.) Series 1996 B, 3.70%,
LOC Morgan Guaranty Trust Co., NY, VRDN (b)   1,100  1,100
Libertyville Ind. Rev. Rfdg. (Libertyville Manor Facs. Proj.)
Series 1992, 3.60%, LOC First of America
Bank - Michigan, VRDN   4,060  4,060
Rockford Ind. Dev. Rev. (Longview Fiber Co.)
Series 1987, 3.55%, LOC Algemene Bank, VRDN   2,000  2,000
University of Illinois Participating VRDN, Series SG-65,
3.65% (Liquidity Facility Societe Generale, France) (c)   2,705  2,705
Woodridge Dupage, Will & Cook County Ind. Dev. Rev.
(McDavid Knee Guard Proj.) 3.90%,
LOC Firstar Bank Milwaukee, N.A., VRDN (b)   1,300  1,300
   202,915
INDIANA - 2.7%
Columbus Gen. Oblig. Rev. (Rock-Tenn Co. Mill Division)
Series 1995, 3.75%,
LOC SunTrust Bank, Atlanta, VRDN (b)   3,450  3,450
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
INDIANA - CONTINUED
Dyer Health Care Facs. Participating VRDN, Series 1992 A,
3.70% (Liquidity Facility Bank One Akron) (c)  $ 3,480 $ 3,480
Ft. Wayne Health Care Facs. Participating VRDN, Issue X,
3.70% (Liquidity Facility Bank One Akron) (c)   3,610  3,610
Ft. Wayne Poll. Cont. Rev. (General Motors Corp. Proj.)
3.75%, VRDN   1,380  1,380
Indiana Ind. Dev. Fin. Auth. Ind. Dev. Rev. Rfdg.
(Group Dekko Int'l., Inc. Proj.) 3.60%,
LOC Bank One Indianapolis, VRDN   1,755  1,755
Indianapolis Econ. Dev. Rev. VRDN:
 Rfdg. (Morningside of College Park) Series 1993, 3.60%,
 LOC Bank One Indianapolis   6,350  6,350
 (LLC Proj.) Series 1996, 3.70%,
 LOC Bank One Indianapolis (b)   1,000  1,000
Indianapolis Gas Util. Sys. Rev. 3.70% 11/21/96
(Liquidity Facility NBD Bank, NA (Michigan) CP   10,000  10,000
Indianapolis Health Care Facs. Participating VRDN, 3.70%
(Liquidity Facility Bank One Akron) (c)   4,145  4,145
Indianapolis Pub. Impt. TAN Series 1996 A, 4.25% 1/9/97   9,850  9,858
Kendallville Ind. Dev. Rev. Rfdg. Series 1993
(Philip Morris Co., Inc.) 3.60%, VRDN   2,475  2,475
Muncie Ind. Dev. Rev. (Diamond Plastics Corp.)
Series 1996, 3.85%, LOC NationsBank of TX, VRDN (b)   1,500  1,500
Petersburg Solid Waste Disp. Rev. (Indianapolis Pwr. & Light Co.)
Series 1995 C, 3.65%, VRDN (b)   8,300  8,300
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec.):
 Series 1985 L-1, 3.60%, tender 2/19/97
 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed)   10,000  10,000
 Series 1985 L-2:
  3.70%, tender 11/20/96
  (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed)   4,600  4,600
  3.65%, tender 12/2/96
  (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed)   500  500
  3.60%, tender 2/27/97
  (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed)   10,050  10,050
 Series 1985 L-3, 3.70%, tender 11/20/96
 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed)   3,055  3,055
 Series 1985 L-4, 3.70%, tender 11/20/96
 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed)   6,500  6,500
 Series 1985 L-6, 3.70%, tender 11/20/96
 (Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed)   2,500  2,500
Valparaiso Econ. Dev. Rev.
(Indiana Retirement Commty. Proj.) 3.60%,
LOC Bank One Indianapolis, VRDN   4,600  4,600
   99,108
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
IOWA - 0.3%
Iowa Fin. Auth. Single-Family Rev. Mtg. Bonds
Series 1995 A, 3.10%, tender 2/27/97 (FGIC Insured)  $ 1,260 $ 1,260
Iowa Fin. Auth. Small Bus. Dev. Rev. (Corporate Ctr. Proj.)
3.875% (Principal Mutual Life Ins. Co. Guaranteed) VRDN   6,000  6,000
Iowa Student Loan Liquidity Corp. Rev., Series B,
3.65% (AMBAC Insured)
(BPA Norwest Bank NA, Minnesota) VRDN (b)   2,700  2,700
   9,960
KANSAS - 0.5%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop. Inc.)
3.70%, tender 11/20/96
(Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed)   5,500  5,500
Olathe Edl. Facs. Rev. (College Assoc. Pooled Ed. Loan Prog.)
Series 1989 A, 3.60%, LOC Midland Bank PLC, VRDN   13,880  13,880
   19,380
KENTUCKY - 1.2%
Boone County Kentucky (Hennegan Co. Proj.) 3.67%,
LOC Star Bank NA, VRDN   1,810  1,810
Daviess County Solid Waste Disp. (Scott Paper Proj.)
Series 1994 A, 3.80%
(Kimberly-Clark Corp. Guaranteed) VRDN (b)   3,200  3,200
Jefferson County Ind. Bldg. Rev. (Wynn Starr Foods Proj.)
Series 1996, 3.70%,
LOC Bank One Kentucky, N.A., VRDN (b)   3,000  3,000
Kentucky Dev. Fin. Auth. Healthcare Sys. Rev.
(Appalachian Regional Health) 3.65%,
LOC ABN-AMRO Bank, VRDN   2,700  2,700
Kentucky Higher Ed. Student Loan Auth., Series 1991 E,
3.60%, (AMBAC Insured) (BPA Credit Suisse) VRDN (b)   9,200  9,200
Louisville & Jefferson County Participating VRDN,
Series PT-69, 3.65% (Liquidity Facility Bayerische
Hypotheken-und Weschel) (c)   3,300  3,300
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Proj.)
Series 1984 B3, 3.60%
(Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed) VRDN   19,800  19,800
Walton Ind. Bldg. Rev. (Clarion Mfg. Corp. of America)
3.75%, LOC Fifth Third Bank, VRDN (b)   2,100  2,100
   45,110
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
LOUISIANA - 2.8%
Calcasieu Parish Ind. Dev. Board Poll. Cont. Rev. Rfdg.
(PPG Industries) Series 1992, 3.55%, VRDN  $ 14,450 $ 14,450
Calcasieu Parish Sales Tax Dist. 4-A, Series 94-98, 3.60%,
LOC Nat'l. Westminster Bank PLC, UK, VRDN   3,770  3,770
Desoto Parish Poll. Cont. Participating VRDN, Series 94 W,
3.75% (Liquidity Facility Norwest Bank NA, Minnesota) (c)   4,500  4,500
Jefferson Parish Hosp. Rev. (W. Jefferson Med.
Ctr. Dist. #1) Series 1986, 3.55%,
LOC Rabobank Nederland, N.V., VRDN   27,320  27,320
Lincoln Parish (Willamette Inds. Inc. Proj.) Series 1995, 3.65%,
LOC Deutsche Bank, Germany, VRDN (b)   3,000  3,000
Louisiana Recovery Dist. Sales Tax Rev. Bonds Series 1988,
3.90% 7/1/97 (FGIC Insured)   29,000  29,000
Plaquemines Parish Environmental Rev.
(BP Exploration & Oil, Inc.) Series 1994, 3.70%, VRDN (b)   1,500  1,500
Plaquemines Port Harbor Terminal Dist. Port Fac. Rev. Bonds
(Chevron Corp.) Series 1984, 4.05%, tender 9/1/97   3,400  3,400
St. Charles Parish Poll. Cont. Rev. Rfdg. (Monsanto Co. Proj.)
Series 1994, 3.60%, VRDN   11,725  11,725
West Baton Rouge Parish Ind. Dist. #3 Rev.:
 Rfdg. Bonds (Dow Chemical Co. Proj.) Series 1991,
 3.65%, tender 1/28/97   3,000  3,000
 (Dow Chemical Co. Proj.) Series 1995, 3.75%, VRDN (b)   1,000  1,000
   102,665
MARYLAND - 1.1%
Baltimore Participating VRDN, Series SG-20, 3.70%
(Liquidity Facility Societe Generale, France) (c)   8,500  8,500
Maryland Commty. Dev. Administration Dept. of Hsg. &
Commty. Dev. Participating VRDN, Series PT-36, 3.70%
(Liquidity Facility Banque Nationale de Paris) (b)(c)   980  980
Maryland Econ. Dev. Corp. Rev. Series 1995, 3.65%,
LOC NationsBank N.A., VRDN   12,000  12,000
Maryland Energy Fin. Admin. Ltd. Oblig. Rev. (Keywell Proj.)
Series 1996, 3.80%, LOC Bank of America Illinois, VRDN   1,000  1,000
Maryland Health and Higher Ed. Facs. Auth. Rev., VRDN:
 (Leland Memorial Hosp.), 3.65%,
 LOC NationsBank N.A. (South)   1,970  1,970
 (Pooled Loan Prog.) Series D, 3.65%,
 LOC NationsBank N.A.   16,710  16,710
   41,160
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MASSACHUSETTS - 1.3%
Massachusetts Bay Trans. Auth. RAN 4.75% 9/5/97 $ 4,500 $ 4,530 Massachusetts Gen. Oblig. BAN
Series 1996 A, 4.25% 6/10/97   13,000  13,027
Massachusetts Gen. Oblig. Participating VRDN, Series SG-47,
3.60% (Liquidity Facility Societe Generale, France) (c)   6,000  6,000
Massachusetts Participating VRDN, Series 1996, 3.70%
(Liquidity Facility Citibank, NA) (c)   22,000  22,000
Massachusetts Wtr. Resources Auth. 3.65% 11/18/96,
LOC Morgan Guaranty Trust Co., NY, CP   1,500  1,500
   47,057
MICHIGAN - 2.8%
Dearborn Econ. Dev. Corp. (Oakbrook Common Proj.)
Series 1991, 3.65%, LOC Mellon Bank, NA, VRDN   3,900  3,900
Detroit School Dist. RAN 4.50% 5/1/97   21,400  21,457
Kalamazoo School Dist. RAN 4.25% 3/31/97   6,600  6,613
Michigan Higher Ed. Student Loan Auth. Rev. VRDN (b):
 Rfdg., Series XII-B, 3.60% (AMBAC Insured)
 (BPA Kredietbank, NV)    3,000  3,000
 Series XII-D, 3.60% (AMBAC Insured)
 (BPA Kredietbank, NV)   3,900  3,900
Michigan Hosp. Fin. Auth. Rev., VRDN:
 (Hosp. Equip. Loan Prog.) Series 1995 A, 3.55%,
 LOC First of America Bank - Michigan   4,000  4,000
 (Hosp. Equip. Rev.) 3.55%,
 LOC First of America Bank - Michigan   4,200  4,200
 (St. Mary's Hosp. of Livonia)
 Series 1996 A, 3.65%, LOC Comerica Bank   2,500  2,500
Michigan Hsg. Dev. Auth. Multi-Family Hsg. Rev. Bonds
Series 1988 A, 3.55%, tender 11/6/96,
LOC Credit Suisse (b)   3,500  3,500
Michigan Muni. Bond Auth. RAN:
Series 1996 A, 4.50% 7/3/97   19,345  19,422
 Series 1996 B, 4.50% 7/25/97   3,700  3,713
 Series 1996 D, 4.50% 9/19/97   1,445  1,452
Michigan Strategic Fund Bonds (Dow Chemical Proj.)
 Series 1988 (b):
  3.65%, tender 12/9/96   3,900  3,900
  3.60%, tender 1/29/97   1,150  1,150
Michigan Trunk Line Participating VRDN, Series SG-87,
3.65% (Liquidity Facility Societe Generale, France) (c)   1,000  1,000
Midland County Econ. Dev. Corp. Rev.
(Dow Chemical Co. Proj.) Series 1993 A, 3.70%, VRDN   1,000  1,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MICHIGAN - CONTINUED
Wayne County Arpt. Rev. Rfdg. Bonds (b):
 Series A, 3.65%, tender 12/1/96,
 LOC Bayerische Landesbank Girozentale  $ 12,300 $ 12,300
 Series B, 3.65%, tender 12/1/96,
 LOC Bayerische Landesbank Girozentale   6,200  6,200
   103,207
MINNESOTA - 2.1%
Bloomington Multi-Family Hsg. Rev. Rfdg.
(Crow/Bloomington Apts. Proj.) Series 1993, 3.60%,
LOC Citibank, NA, VRDN   9,000  9,000
Dakota County Hsg. & Redev. Auth. Multi-Family Rental Hsg.
Rev. Rfdg. (Southview Gables Apts. Proj.) 3.60%
(Northwestern Mutual Life Ins. Co., Inc. Guaranteed) VRDN   4,400  4,400
Duluth TAN, 4.25% 12/31/96   2,200  2,201
Duluth Econ. Dev. Auth. Health Care Facs. Participating
VRDN (c):
  Series 1994 E, 3.75% (Connie Lee Insured)
  (Liquidity Facility Norwest Bank NA, Minnesota)   1,575  1,575
  Series 1994 F, 3.75% (Connie Lee Insured)
  (Liquidity Facility Norwest Bank NA, Minnesota)   1,890  1,890
Hennepin County Gen. Oblig. Rev. Rfdg.
Series 1996 C, 3.75%, VRDN (b)   3,400  3,400
Maplewood Multi-Family Hsg. Rev. Rfdg.
(Silver Ridge Proj.) Series 1993, 3.85%,
LOC Federal Home Loan Bank of Chicago, VRDN   2,000  2,000
Minneapolis & St. Paul Participating VRDN, Series 1996 G,
3.75% (Liquidity Facility Norwest Bank NA, Minnesota) (c)   1,310  1,310
Minnesota Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds
Series M, 3.50%, tender 12/12/96
(Societe Generale, France Guaranteed)   3,855  3,855
Olmsted County (COP Human Services Campus
Infrastructure Proj.) 3.60%,
LOC Toronto Dominion Bank, Canada, VRDN   17,305  17,305
Osseo Independent School Dist. #279 Participating VRDN (c):
 Series 94 H, 3.75% (Liquidity Facility
 Norwest Bank NA, Minnesota) (b)   1,325  1,325
 Series 94 S, 3.75% (Liquidity Facility
 First Bank NA, Minnesota)   1,000  1,000
 Series 94-T1, 3.75% (Liquidity Facility
 First Bank NA, Minnesota)   4,390  4,390
Richfield Independent School Dist. Participating VRDN,
Series 94 Q, 3.75% (Liquidity Facility
First Bank NA, Minnesota) (c)   2,365  2,365
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MINNESOTA - CONTINUED
Rochester Health Care Facs. Rev.:
 Bonds (Mayo Med. Center.) 3.60%, tender 2/11/97  $ 4,800 $ 4,800
 (Mayo Foundation Proj.) Series 1985 C, 3.75%
 (Liquidity Facility Credit Suisse) VRDN   5,400  5,400
 Participating VRDN, Series 94 K, 3.75%
 (Liquidity Facility Norwest Bank) (c)   1,260  1,260
Rochester Ind. Dev. Rev. (Seneca Foods Corp.) Series 1992,
3.90%, LOC ABN-AMRO Bank, VRDN   4,675  4,675
Spring Lake Park Independent School Dist. # 16
Participating VRDN, Series 1996 E, 3.75%
(Liquidity Facility Norwest Bank, NA Minnesota) (c)   1,175  1,175
St. Paul Port Auth. Tax Increment Rev.
(Westgate Office & Ind. Ctr. Proj.) Series 1991 3.55%,
LOC First Bank NA, Minnesota, VRDN   5,400  5,400
   78,726
MISSISSIPPI - 0.0%
Desoto County Ind. Dev. Rev. (Flavorite Labs. Proj.)
Series 1991 A, 3.60%,
LOC First Tennessee Bank NA, Memphis, VRDN   1,100  1,100
MISSOURI - 0.4%
Missouri Envir. Impt. & Energy Resources Auth. Poll. Cont. Rev.
(Assoc. Elec. Coop.) Series 1993 M, 3.60%
(Nat'l. Rural Util. Coop. Fin. Corp. Guaranteed) VRDN   5,900  5,900
Missouri Higher Ed. Loan Auth. Student Loan Rev.,
Series 1990 A, 3.60%,
LOC Nat'l. Westminster Bank PLC, UK, VRDN (b)   1,000  1,000
St. Louis TRAN 4.75% 6/30/97   5,975  6,007
   12,907
MONTANA - 0.2%
Montana Board of Hsg. Participating VRDN,
Series PT-87, 3.70%
(Liquidity Facility Banco Santander) (b)(c)   2,400  2,400
Montana Board of Investments Payroll Tax Rev.
(Workers Comp. Prog.) Series 1993, 3.60%, VRDN   5,000  5,000
   7,400
NEBRASKA - 0.2%
Nebraska Pub. Pwr. Dist. Participating VRDN, 3.60%,
Series 93 C (Liquidity Facility Merrill Lynch & Co.) (c)   8,600  8,600
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEVADA - 1.9%
Clark County Ind. Dev. Rev. (Nevada Pwr. Co. Proj.) VRDN:
 Series 1995 B, 3.65%,
 LOC Societe Generale, France (b)  $ 3,100 $ 3,100
 Series 1995 C, 3.60%,
 LOC Barclays Bank PLC, UK   3,300  3,300
Clark County Participating VRDN, Series SGB-18, 3.65%
(Liquidity Facility Societe Generale, France) (c)   10,000  10,000
Clark County Poll. Cont. Rev. Bonds (Southern California
Edison Co.) Series 1987 A (b):
  3.70%, tender 12/10/96   2,600  2,600
  3.60%, tender 12/16/96   1,810  1,810
  3.55%, tender 1/29/97   1,500  1,500
  3.60%, tender 1/29/97   1,500  1,500
Clark County School Dist. Participating VRDN (c):
 Series BT 192, 3.65% (Liquidity Facility
 Bankers Trust Co.)   4,850  4,850
 Series SG-62, 3.65% (Liquidity Facility
 Societe Generale, France)   2,600  2,600
Nevada Gen. Oblig. Participating VRDN, 3.65%
(Liquidity Facility Societe Generale, France) (c)   18,160  18,160
Nevada Muni. Participating VRDN, Series 1996 A, 3.70%
(Liquidity Facility Citibank, NA) (c)   20,200  20,200
   69,620
NEW HAMPSHIRE - 1.3%
New Hampshire Business. Fin. Auth. Poll. Cont. Rev. Bonds
(New England Pwr. Co.) Series 1990 A (b):
  3.80%, tender 12/11/96   1,200  1,200
  3.70%, tender 12/16/96   10,000  10,000
  3.70%, tender 12/17/96   2,400  2,400
  3.75%, tender 1/28/97   6,100  6,100
New Hampshire Higher Ed. & Health Facs. Auth. Rev.
(Alice Peck Day Lifecare Ctr./Harvest Hill) 3.55%,
LOC CoreStates Bank, VRDN   1,400  1,400
New Hampshire Hsg. Fin. Auth. Multi-Family Housing VRDN:
 Rfdg. (Nashua-Oxford Proj.) Series 1990, 3.85%
 (Continental Casualty Co. Guaranteed)   16,900  16,900
 (Countryside Ltd. Partnership) 3.70%,
 LOC General Electric Capital Corp. (b)   2,500  2,500
 (Fairways Proj.) 3.70%,
 LOC General Electric Capital Corp. (b)   900  900
New Hampshire Ind. Dev. Auth. Poll. Cont. Rev. Series 1986,
3.60%, LOC Deutsche Bank, Germany, VRDN (b)   1,200  1,200
New Hampshire Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Claremont Co. LP Proj.) Series 1985, 3.95%,
tender 1/1/97 (MBIA Insured)   4,000  4,000
   46,600
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
NEW JERSEY - 0.8%
Clifton BAN 4.50% 6/26/97  $ 2,300 $ 2,309
New Jersey Gen. Oblig. Participating VRDN,
Series 94-3005, 3.65%
(Liquidity Facility Citibank, NA) (c)   9,700  9,700
Freehold Township Monmouth County BAN,
Series 1996 A, 3.625% 2/7/97   1,648  1,649
Jackson Township BAN 3.65% 11/27/96   4,352  4,352
Passaic County BAN 4.50% 9/26/97   10,000  10,050
   28,060
NEW MEXICO - 0.5%
Albuquerque Arpt. Sub. Lien Rev. Series 1996 A, 3.60%,
LOC Bayerische Landesbank Girozentrale, VRDN (b)   5,600  5,600
Dona Ana County Ind. Rev. (Karr Tool & Mfg.) Series 1996,
3.90%, LOC Firstar Bank Milwaukee, N.A. (b)   3,100  3,100
Farmington Poll. Cont. Rev. (Four Corners Proj.) Series 1994,
3.70%, LOC Union Bank of Switzerland, VRDN (b)   700  700
New Mexico Mtg. Fin. Auth. Participating VRDN,
Series PA-118, 3.70%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)   5,395  5,395
New Mexico Student Loan Rev. Participating VRDN,
Series PT-67, 3.70%
(Liquidity Facility Credit Suisse) (b)(c)   2,500  2,500
   17,295
NEW YORK - 2.6%
Hempstead BAN 3.50% 2/28/97   13,900  13,910
Nassau County BAN 4% 11/15/96   5,700  5,700
New York City RAN Series 1996-B, 4.50% 6/30/97   69,900  70,239
New York City TAN Series 1996 A, 4.50% 2/12/97   3,000  3,007
New York Envir. Fac. Corp. Participating VRDN,
Series CR-154, 3.65%
(Liquidity Facility Citibank, NA) (c)   2,000  2,000
   94,856
NORTH CAROLINA - 0.1%
North Carolina Med. Care Commission Health Care
Facs. Bonds (St. Joseph of the Pines) 3.75%,
tender 12/1/96, LOC Wachovia Bank of NC, NA   4,500  4,500
NORTH DAKOTA - 0.1%
Oliver County Poll. Cont. Rev. Rfdg. (Square Butte Elec.)
3.65% (AMBAC Insured)
(BPA Bank of New York, NY) VRDN (b)   5,300  5,300
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
OHIO - 1.0%
Greene County BAN 4% 12/12/96  $ 2,500 $ 2,501
Milford Village School Dist. BAN 4% 1/30/97   1,000  1,000
Montgomery County Econ. Dev. Rev. (Dayton Art Institute)
Series 1996, 3.65%,
LOC Nat'l. City Bank, Cleveland, VRDN   5,000  5,000
Ohio Air Quality Dev. Auth. Poll. Cont. Rev. Bonds
(Duquesne Light Co.) Series 1988, 3.60%,
tender 2/19/97, LOC Toronto Dominion Bank, Canada (b)   3,000  3,000
Ohio Highway Oblig. Bonds Series A, 4.625% 5/1/97   1,000  1,004
Ohio State Univ. Series 1992 B, 3.45%, VRDN   200  200
Ohio Wtr. Dev. Auth. Poll. Cont. Rev. Bonds
(Duquesne Light Co. Proj.) (b):
  3.65%, tender 12/9/96,
  LOC Toronto Dominion Bank, Canada   3,000  3,000
  3.65%, tender 2/25/97,
  LOC Toronto Dominion Bank, Canada   10,850  10,850
Oregan BAN 4% 12/19/96   3,000  3,000
Toledo BAN 4.25% 5/15/97   6,000  6,010
   35,565
OKLAHOMA - 0.2%
Cushing Muni. Auth. Correctional Facs. Rev. Series 1996, 3.60%,
LOC First Union Nat'l Bank, VRDN   5,000  5,000
Oklahoma School Dist. RAN Series 1996, 4.50% 6/30/97   1,700  1,702
   6,702
OREGON - 0.1%
Oregon Board of Higher Ed. Participating VRDN, Series SGA-29,
3.80% (Liquidity Facility Societe Generale, France) (c)   3,000  3,000
PENNSYLVANIA - 6.7%
Allegheny County Ind. Dev. Auth. Ind. Dev. Rev.
(Union Elec. Steel Co. Proj.) Series 1996 B, 3.85%,
LOC PNC Bank, VRDN (b)   3,116  3,116
Berks County Ind. Dev. Auth. Ind. Dev. Rev.
(Continental Assurance Co. Proj.) Series 1982, 3.80%
(Continental Casualty Ins. Co. Guaranteed) VRDN   6,400  6,400
Carbon County Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Panther Creek Partners Proj.) (b):
  Series 1990 A, 3.65%, tender 2/19/97,
  LOC Nat'l. Westminster Bank PLC, UK   3,200  3,200
  Series 1990 B, 3.65%, tender 12/17/96,
  LOC Nat'l. Westminster Bank PLC, UK   2,700  2,700
  Series 1990 B, 3.60%, tender 2/19/97,
  LOC Nat'l. Westminster Bank PLC, UK   8,285  8,285
  Series B, 3.70%, tender 11/20/96,
  LOC Nat'l. Westminster Bank PLC, UK   1,060  1,060
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Delaware Valley Reg. Fin. Auth. Local Gov't. Rev., VRDN:
 Series 1985 A, 3.65%, LOC Midland Bank PLC  $ 8,600 $ 8,600
 Series 1985 B, 3.65%, LOC Midland Bank PLC   1,500  1,500
 Series 1985 C, 3.65%, LOC Midland Bank PLC   3,100  3,100
 Series 1985 D, 3.65%, LOC Midland Bank PLC   5,300  5,300
Emmaus Gen. Auth. Local Gov't. Rev. VRDN:
 Series 1989 B-10, 3.65%,
 (Liquidity Facility Midland Bank PLC)   200  200
 Series 1989 D-10, 3.60%,
 LOC Canadian Imperial Bank of Commerce   2,800  2,800
 Series 1989 E-7, 3.65%, LOC Midland Bank PLC   4,500  4,500
Harrisburg Wtr. Rev. Auth. Participating VRDN, Series BT-193,
3.70% (Liquidity Facility Bankers Trust Co.) (c)   6,200  6,200
North Pennsylvania Wtr. Auth. Participating VRDN,
Series SGA-30, 3.70%
(Liquidity Facility Societe Generale, France) (c)   4,000  4,000
Northeastern Pennsylvania Hosp. Auth. Bonds Series B,
3.60%, tender 2/27/97 (MBIA Insured) (BPA PNC Bank)   2,500  2,500
Northumberland County Ind. Dev. Board Rev.
(Foster Wheeler/Mt. Carmel Inc.) Series 1987 B, 3.70%,
LOC Union Bank of Switzerland, VRDN (b)   1,450  1,450
Pennsylvania Energy Dev. Auth. Rev. (B & W Edensburg Proj.)
Series 1986, 3.60%, LOC Swiss Bank Corp., VRDN (b)   3,400  3,400
Pennsylvania Gen. Oblig. Participating VRDN, Series 1994 B,
3.70% (Liquidity Facility Citibank, NA) (c)   27,400  27,400
Pennsylvania Higher Ed. Assistance Agcy. Student Loan Rev.,
VRDN (b):
  Series 1988 A, 3.60%, LOC SLMA   3,600  3,600
  Series 1988 C, 3.60%, LOC SLMA   34,900  34,900
  Series 1988 E, 3.60%, LOC SLMA   23,300  23,300
  3.60%, LOC SLMA   5,000  5,000
Pennsylvania Intergovernmental Coop. Auth.
Participating VRDN (c):
  Series SG-16, 3.60%
  (Liquidity Facility Societe Generale, France)   4,800  4,800
  Series SG-67, 3.60%,
  (Liquidity Facility Societe Generale, France)   2,000  2,000
Pennsylvania TAN Series 1996-97, 4.50% 6/30/97   27,000  27,126
Philadelphia Ind. Dev. Auth. Rev. Rfdg., VRDN:
 (Paper Corp. of America Proj.) 3.60%,
 LOC SunTrust Bank, Atlanta   3,565  3,565
 (Tom James County Proj.) Series 1991, 3.60%,
 LOC SunTrust Bank, Nashville, NA   2,950  2,950
Philadelphia School Dist. TRAN Series 1996-97,
4.50% 6/30/97   5,800  5,818
Philadelphia TRAN Series 1996-97, 4.50% 6/30/97   7,700  7,727
Pittsburgh Gen. Oblig. Participating VRDN, Series SG-71,
3.60% (Liquidity Facility Societe Generale, France) (c)   10,000  10,000
Scranton-Lackawanna Health & Welfare Auth. (Elan Gardens Proj.)
Series 1996, 3.65%, LOC PNC Bank NA, VRDN   2,000  2,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
PENNSYLVANIA - CONTINUED
Venango Ind. Dev. Auth. Resource Recovery Rev. Bonds
(Scrubgrass Proj.) (b):
  Series 1990 A:
   3.60%, tender 12/17/96,
   LOC Nat'l. Westminster Bank PLC, UK  $ 10,300 $ 10,300
   3.65%, tender 2/26/97,
   LOC Nat'l. Westminster Bank PLC, UK   4,300  4,300
  Series 1990 B, 3.65%, tender 2/24/97,
  LOC Nat'l. Westminster Bank PLC, UK   3,550  3,550
   246,647
RHODE ISLAND - 0.1%
Rhode Island Hsg. & Mtg. Fin. Corp. Homeownership Opportunity
Bonds Series 19-C, 3.45%, tender 1/30/97   1,200  1,200
Rhode Island TAN 4.50% 6/30/97
(Liquidity Facility Union Bank of Switzerland)   1,500  1,506
   2,706
SOUTH CAROLINA - 1.4%
Dorchester County TAN Series 1996, 4.28% 4/15/97   2,600  2,602
Kershaw County Ind. Dev. Rev. Rfdg. (New South Proj.)
Series 1992, 3.70%, LOC NationsBank, N.A., VRDN   8,000  8,000
South Carolina Cap. Impt. Participating VRDN,
Series BT-27, 3.70% (Liquidity Facility Automatic Data
Processing, Inc.) (c)   2,193  2,193
South Carolina Jobs Econ. Dev. Auth. Healthcare Facs. Rev.
(The Methodist Home Proj.) Series 1994, 3.70%,
LOC NationsBank N.A., VRDN   4,000  4,000
South Carolina Pub. Svc. Auth., CP:
 3.60% 2/25/97   15,821  15,821
 3.60% 2/27/97   11,300  11,300
South Carolina Pub. Svc. Auth. Tender Option Bonds
Series CR-183, 3.65%, (Liquidity Facility
Citibank, NA) (c)   6,600  6,600
   50,516
SOUTH DAKOTA - 0.9%
South Dakota School Dist. TAN Series 1996,
4.75% 7/28/97   3,700  3,721
South Dakota Hsg. Dev. Auth. Participating VRDN, (b)(c):
 Series PA-119, 3.70%
 (Liquidity Facility Merrill Lynch & Co.)   11,920  11,920
 Series PT-85, 3.70% (Liquidity Facility Rabobank
 Nederland, N.V.)   19,160  19,160
   34,801
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TENNESSEE - 5.0%
Clarksville Pooled Fing. Rev.
(City of Murfreesboro Loan) 3.65%,
LOC NationsBank of TN, VRDN  $ 2,600 $ 2,600
Clarksville Pub. Bldg. Auth. Pooled Fing. Rev., VRDN:
 Series 1994, 3.65% LOC NationsBank of TN   20,900  20,900
 Series 1995, 3.65%, LOC NationsBank, N.A. (South)   12,000  12,000
Dickson County Ind. Dev. Board Ind. Dev. Rev.
(Tennessee Bun Co.) Series 1996, 3.85%,
LOC PNC Bank, Ohio, VRDN (b)   1,500  1,500
Jackson Ind. Dev. Board Rev. (Florida Steel Corp. Proj.)
Series 1995, 3.80%, LOC NationsBank, N.A. (South)
VRDN (b)   3,000  3,000
Memphis-Shelby County Arpt. Auth. 3.70% 1/29/97,
LOC Canadian Imperial Bank of Commerce, CP (b)   1,700  1,700
Memphis-Shelby County Arpt. Auth. Rev., VRDN (b):
 Series 1996 B-1, 3.65%,
 LOC First Union Nat'l. Bank of NC   27,700  27,700
 Series 1996 B-4, 3.65%,
 LOC First Union Nat'l. Bank of NC   24,000  24,000
Memphis-Shelby County Poll. Cont. Rev.
(Birmingham Steel) Series 1996, 3.85%,
LOC PNC Bank, Kentucky, VRDN (b)   4,300  4,300
Metropolitan Nashville & Davidson County Gen. Oblig.
Participating VRDN, Series CR-169, 3.65%
(Liquidity Facility Citibank, NA) (c)   11,000  11,000
Metropolitan Nashville and Davidson County Health & Ed. Rev.
(Mckendree Village Inc. Proj.) 3.60%,
LOC SunTrust Bank, Nashville, VRDN   12,955  12,955
Nashville & Davidson County Ind. Dev. Board Rev., VRDN:
 (Chimney Top II Oxford Associate) Series 1984 A, 3.55%,
 LOC Bank of America   3,450  3,450
 (YMCA Proj.) Series 1994, 3.65%,
 LOC NationsBank, N.A. (South)   5,505  5,505
Montgomery County Pub. Bldg. Auth. Rev., VRDN:
 Series 1995, 3.65%, LOC NationsBank of TN   16,900  16,900
 3.65%, LOC NationsBank N.A. (South)   15,000  15,000
Shelby County Gen. Oblig. Participating VRDN,
Series 96-4201, 3.70% (Liquidity Facility Citibank, NA) (c)   13,500
13,500
Sullivan County Ind. Dev. Board Rev. Rfdg., VRDN:
 (BC Realty Proj.) Series 1995 3.60%,
 LOC First Tennessee Bank, NA   3,300  3,300
 (Executive Park Realty Proj.) Series 1995, 3.60%,
 LOC First Tennessee Bank, NA   2,100  2,100
Williamson County First Mtg. Rev. (Telco, Inc.)
Series 1996, 3.85%, LOC NationsBank of TN, VRDN (b)   2,400  2,400
   183,810
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - 16.8%
Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Riverchase Proj.)
Series 1985 A, 3.875%,
LOC Household Finance Corp., VRDN  $ 1,600 $ 1,600
Brazos River Auth. Poll. Cont. Rev.
(Texas Util. Elec. Co.) VRDN (b):
  Rfdg.:
  Series 1995 C, 3.70% LOC Swiss Bank Corp.    10,600  10,600
   Series 1996 A, 3.70% (AMBAC Insured)
   (BPA Bank of New York, NY)   3,900  3,900
   Series 1996 C, 3.70% (AMBAC Insured)
   (BPA Bank of New York, NY)   2,300  2,300
  Series 1995 A, 3.70%,
  LOC Morgan Guaranty Trust, NY   1,700  1,700
Brazos River Auth. Poll. Cont. Rev. Rfdg. Bonds
(Texas Util. Elec. Co.) Series A (b):
  3.70%, tender 11/19/96,
  LOC Canadian Imperial Bank of Commerce   3,000  3,000
  3.60%, tender 12/6/96,
  LOC Canadian Imperial Bank of Commerce   1,500  1,500
  3.75%, tender 12/9/96,
  LOC Canadian Imperial Bank of Commerce   1,400  1,400
  3.60%, tender 2/19/97,
  LOC Canadian Imperial Bank of Commerce   2,700  2,700
Brazos River Harbor Ind. Dev. Corp. Poll. Cont. Rev. Bonds
(Dow Chemical Corp.) Series 1986, 3.60%,
tender 12/6/96   3,540  3,540
Brazos River Harbor Navigation Dist. of Brazoria County Rev.
(Dow Chemical Co.):
  Bonds:
   Series 1988 (b):
    3.70%, tender 11/19/96   11,000  11,000
    3.60%, tender 12/12/96   2,000  2,000
    3.65%, tender 12/17/96   1,000  1,000
    3.65%, tender 1/28/97   5,000  5,000
    3.60%, tender 1/29/97   7,950  7,950
   Series 1991:
    3.75%, tender 12/12/96   7,800  7,800
    3.65%, tender 1/28/97   14,100  14,100
   Series 1992 (b):
    3.65%, tender 12/9/96   1,000  1,000
    3.70%, tender 12/10/96   6,500  6,500
    3.60%, tender 12/12/96   4,400  4,400
    3.65%, tender 1/27/97   8,490  8,490
  VRDN (b):
   Series 1993, 3.75%   4,600  4,600
   Series 1996, 3.75%   3,100  3,100
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Brazos Higher Ed. Auth. Student Loan Rev. Series 1993 B-1,
3.60%, LOC SLMA, VRDN (b)  $ 1,000 $ 1,000
Brownsville Util. Sys. Rev. Series A, 3.65% 2/24/97,
LOC Toronto Dominion Bank, Canada, CP   1,300  1,300
Central Waco Dev. Corp. Ind. Dev. Rev. Rfdg.
(HE Butt Grocery Proj.) Series 1992, 3.55%,
LOC Texas Commerce Bank of Houston, VRDN   3,330  3,330
Dallas Area Rapid Transit Auth. Sales Tax Rev.
Series A, 3.65%, 2/13/97,
LOC Credit Suisse/Swiss Bank Corp., CP   4,600  4,600
Dallas-Ft. Worth Reg'l. Arpt. Participating VRDN (c):
 Series 95-4301, 3.70% (Liquidity Facility Citibank, NA)   23,400  23,400
 Series SGB-5, 3.65%
 (Liquidity Facility Societe Generale, France)   3,000  3,000
De Soto Independent School Dist. Participating VRDN,
Series SGA-25, 3.80% (Liquidity Facility Societe
Generale, France) (c)   7,230  7,230
Galveston Ind. Dev. Corp. Rev. Rfdg. (Mitchell Interests) 3.65%,
LOC National Westminster Bank PLC, UK, VRDN (b)   1,500  1,500
Georgetown Ind. Dev. Auth. Rev. (Chatsworth Products, Inc.)
Series 1996, 3.70%, LOC Bank One Texas, VRDN (b)   4,300  4,300
Grand Prairie Ind. Dev. Auth. Rev. (Precision/API Ketema Proj.)
Series 1996, 3.80%,
LOC Marine Midland Bank NA, VRDN (b)   1,000  1,000
Greater East Texas Higher Ed. Auth. Student Loan Rev. Rfdg.
Bonds Series 1992 B, 4.15%, tender 9/1/97 LOC SLMA (b)   1,800  1,800
Guadalupe-Blanco River Auth. Ind. Dev. Rev.
(BOC Group Inc. Proj.) Series 1993, 3.60%,
LOC Wachovia Bank of GA, NA, VRDN   3,100  3,100
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev.
(Amoco Oil Co.) VRDN:
  Series 1994, 3.70% (b)   1,700  1,700
  Series 1995, 3.70% (b)   4,000  4,000
  Series 1996, 3.70%   1,800  1,800
Harris County Dev. Corp. Rev. (Johann Haltermann Ltd.) VRDN:
 Series 1996 A 3.55%,
 LOC Texas Commerce Bank, NA-Houston   3,400  3,400
 Series 1996 B, 3.55%,
 LOC Texas Commerce Bank, NA-Houston   2,415  2,415
Harris County Health Fac. Bonds
(Sisters of Charity of the Incarnate Word) 3.55%,
tender 11/21/96 (BPA Toronto Dominion Bank, Canada)   10,000  10,000
Harris County Health Facs. Dev. Corp. Rev.
(Aces Greater Houston Pooled Health) Series 1985 A, 3.60%,
LOC Texas Commerce Bank NA-Houston, VRDN   2,700  2,700
Harris County TAN 4.50% 2/28/97   50,000  50,113
Houston Arpt. Sys. Series 1993 A, 3.65% 11/6/96,
LOC Canadian Imperial Bank of
Commerce/Commerzbank AG, CP (b)   5,000  5,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
Houston TRAN 4.50% 6/30/97  $ 4,000 $ 4,016
Houston Wtr. & Swr. Sys. Participating VRDN (c):
 Series SG-24, 3.65%
 (Liquidity Facility Societe Generale, France)   1,700  1,700
 Series SG-77, 3.65%
 (Liquidity Facility Societe Generale, France)   6,200  6,200
Houston Wtr. & Swr. Sys. Rev.:
 Bonds 8.20%, Pre-Refunded to 12/1/96   1,915  1,960
 Series A, CP:
  3.60% 2/12/97 (Liquidity Facility Swiss Bank Corp./
  Westdeutsche Landesbank)   3,000  3,000
  3.65% 2/12/97 (Liquidity Facility Swiss Bank Corp./
  Westdeutsche Landesbank)   10,000  10,000
  3.65% 2/13/97 (Liquidity Facility Swiss Bank Corp./
  Westdeutsche Landesbank)   5,000  5,000
  3.65% 2/24/97 (Liquidity Facility Swiss Bank Corp./
  Westdeutsche Landesbank)   16,000  16,000
  3.65% 2/25/97 (Liquidity Facility Swiss Bank Corp./
  Westdeutsche Landesbank)   10,000  10,000
  3.65% 2/26/97 (Liquidity Facility Swiss Bank Corp./
  Westdeutsche Landesbank)   10,000  10,000
La Porte Independent School Dist. TRAN 4.14% 8/29/97 (d)   2,580  2,580
Lower Colorado River Auth., CP:
 Series B, 3.65% 11/26/96
 (Liquidity Facility Morgan Guaranty Trust Co., NY)   8,500  8,500
 Series C:
  3.65% 11/26/96
  (Liquidity Facility Morgan Guaranty Trust Co., NY)   2,000  2,000
  3.65% 2/24/97
  (Liquidity Facility Morgan Guaranty Trust Co., NY)   15,000  15,000
  3.65% 2/27/97
  (Liquidity Facility Morgan Guaranty Trust Co., NY)   10,000  10,000
Mineral Wells Ind. Dev. Rev. (Ameron Inter Corp.) 3.65%,
LOC Commerzbank Germany, VRDN (b)   2,000  2,000
Nacogdoches Ind. Dev. Auth. Rev. Rfdg.
(La Quinta Motor Inns Inc. Proj.) 3.70%,
LOC NationsBank of TX, VRDN   2,465  2,465
North Texas Higher Ed. Auth. Student Loan Rev. Rfdg.
Series 1990, 3.60%, LOC SLMA, VRDN (b)   1,300  1,300
Panhandle Plains Higher Ed. Student Loan Rev., VRDN (b):
 Series 1991 A, 3.60%, LOC SLMA   3,000  3,000
 Series 1993 A, 3.60%, LOC SLMA   3,100  3,100
Port of Corpus Christi Ind. Dev. Corp. (Citgo Petroleum Proj.)
Series 1996, 3.75%,
LOC Banque Nationale de Paris, VRDN (b)   1,600  1,600
San Antonio Elec. & Gas Sys. Series A, CP:
 3.65% 11/7/96   27,800  27,800
 3.70% 11/20/96   4,600  4,600
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TEXAS - CONTINUED
San Antonio Participating VRDN, Series SG-51, 3.65%
(Liquidity Facility Societe Generale, France) (c)  $ 4,150 $ 4,150
Silsbee Health Facs. Dev. Corp. Hosp. Rev.
(Silsbee Doctor's Hosp.) Series 1984, 3.55%,
LOC Citibank, NA, VRDN   4,500  4,500
South Texas Higher Ed. Auth. Student Loan Rev. Series 1995,
3.60%, LOC SLMA, VRDN (b)   21,000  21,000
Texas A&M Univ. Sys. Participating VRDN, Series SGA-21,
3.70% (Liquidity Facility Societe Generale, France) (c)   2,000  2,000
Texas Dept. of Hsg. & Commty. Affairs Participating VRDN,
Series PT-9, 3.65%
(Liquidity Facility Commerzbank, Germany) (c)   3,395  3,395
Texas Gen. Oblig. TRAN Series 1996, 4.75% 8/29/97   140,850  141,798
Texas Pub. Fin. Auth. Participating VRDN, Series 1996-CB2,
3.75% (Liquidity Facility Chase Manhattan Bank) (c)   4,970  4,970
Texas School Board TAN 4.75% 8/29/97 (FSA Insured)   3,500  3,523
Texas Small Bus. Ind. Dev. Corp. Rev.
(Pub. Facs. Cap. Access Prog.) 3.60%, LOC Nat'l.
Westminster Bank/Credit Suisse, VRDN   24,545  24,545
Texas Wtr. Dev. Board Participating VRDN, Series SGA-23,
3.70% (Liquidity Facility Societe Generale, France) (c)   2,500  2,500
Travis County Hsg. Fin. Corp. Multi-Family Hsg. Rev.
(Primecrest Ltd. Proj.) Series 1990 A, 3.60%,
LOC ABN-AMRO Bank, VRDN (b)   1,200  1,200
Trinity River Auth. Poll. Cont. Rev. (Texas Util. Elec. Co. Proj.)
Series 1996 A, 3.70% (AMBAC Insured)
(BPA Bank of New York, NY) VRDN (b)   2,900  2,900
Univ. of Texas Fing. Sys. Series A,
3.65% 12/6/96, CP   2,000  2,000
West Side Calhoun County Naval Dist. Sewage Solid
Waste Disp. Rev. (BP Chemicals, Inc. Proj.)
Series 1996, 3.70%, VRDN (b)   3,400  3,400
   619,570
UTAH - 1.2%
Intermountain Pwr. Agcy. Participating VRDN,
Series CR-331, 3.70%
(Liquidity Facility Citibank, NA) (c)   8,000  8,000
Intermountain Pwr. Agcy. Rev. Rfdg. Bonds Series E, 3.65%,
tender 12/11/96, LOC Bank of America   3,100  3,100
Salt Lake City Arpt. Rev, VRDN (b):
 Series 1996 A, 3.60%, LOC Union Bank of Switzerland   22,200  22,200
 Series A, 3.60% LOC Credit Suisse   2,000  2,000
Salt Lake County TRAN Series 1996, 4.50% 12/31/96   2,600  2,603
Timpanogos Spl. Svc. Dist. Participating VRDN, Series SG-83,
3.65% (Liquidity Facility Societe Generale, France) (c)   2,100  2,100
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
UTAH - CONTINUED
Utah Hsg. Fin. Auth. Single-Family Mtg. Rev.
Series 2, 3.65% (Bayerische Landesbank Girozentrale
Guaranteed) VRDN  $ 2,900 $ 2,900
   42,903
VERMONT - 0.1%
Vermont Econ. Dev. Auth. Rev. (Huber and Suhner Proj.) 3.80%,
LOC Key Bank Nat'l. Assoc., VRDN   2,400  2,400
VIRGINIA - 3.7%
Botetourt County Ind. Dev. Auth.
(Virginia Forge Co. Proj.) Series 1996, 3.70%,
LOC Harris Trust & Savings Bank Chicago, VRDN (b)   1,300  1,300
Campbell County Ind. Dev. Auth. Facs. Rev.
(Hadson Pwr. 12-Altavista Proj.) Series 1990 A, 3.65%,
LOC Barclays Bank PLC, UK, VRDN (b)   1,000  1,000
Chesapeake Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.) Series 1985:
  3.70%, tender 11/8/96   2,000  2,000
  3.70%, tender 12/12/96   1,800  1,800
Chesterfield County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co. Proj.) Series B:
  3.70%, tender 12/13/96   3,800  3,800
  3.65%, tender 2/24/97   1,000  1,000
Hampton Redev. & Hsg. Auth. Multi-Family Hsg. Rev.
(Avalon Pointe Proj.)
Series 1996, 3.55% (FNMA Guaranteed) VRDN (b)   1,887  1,887
Hopewell Ind. Dev. Auth. Rev. (Hadson Pwr. 13-Hopewell Proj.)
Series 1990 A, 3.65%,
LOC Credit Suisse, VRDN (b)   1,500  1,500
King George County Ind. Dev. Auth. Solid Waste Disposal
Series 1996, 3.70%,
LOC Morgan Guaranty Trust, Co. NY, VRDN (b)   2,300  2,300
Louisa County Ind. Dev. Auth. Rev. Series 1995, 3.65%,
LOC NationsBank NA, VRDN   33,700  33,700
Louisa Ind. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec.
Pwr. Co. Proj.):
  Series1985:
   3.65%, tender 12/9/96 (BPA Bank of New York, NY)   4,800  4,800
   3.70%, tender 12/11/96 (BPA Bank of New York, NY)   15,500  15,500
   3.60%, tender 2/26/97 (BPA Bank of New York, NY)   9,790  9,790
  Series 1987, 3.75%, tender 11/13/96   5,100  5,100
Newport News Redev. & Hsg. Auth. Rev. (Newport-Oxford Proj.)
Series 1984, 3.70%, LOC Bank of America, VRDN   3,200  3,200
Southampton County Ind. Dev. Auth. Ind. Rev.
(Hadson Pwr. 11-Southampton Proj.) Series 1990 A, 3.65%,
LOC Credit Suisse, Switzerland, VRDN (b)   2,000  2,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
VIRGINIA - CONTINUED
Suffolk Redev. & Hsg. Auth. Multi-Family Rental Hsg. Rev.
(Windsor at Potomac Vista Proj.) 3.65%,
LOC NationsBank NA, VRDN  $ 14,169 $ 14,169
Virginia Hsg. Dev. Auth. Hsg. Rev. (AHC Svc. Corp.)
Series 1987 A, 3.60%, VRDN   3,650  3,650
Virginia Hsg. Dev. Auth. Mtg. Bonds Series 1996 C,
3.70%, tender 12/5/96   18,800  18,800
York County Ind. Dev. Auth. Ind. Dev. Rev. (Philip Morris Co. Proj.)
Series 1991, 3.60%, VRDN   4,000  4,000
York County Ind. Dev. Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co. Proj.)
Series 1985, 3.65%, tender 12/5/96 (BPA Crestar Bank)   5,200  5,200
   136,496
WASHINGTON - 4.0%
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 3.65%,
LOC Wells Fargo Bank, VRDN (b)   2,400  2,400
Spokane County TAN Series 1996-B, 4% 6/30/97   1,100  1,100
Washington Gen. Oblig. Participating VRDN (c):
 Series 93 B, 3.70% (Liquidity Facility Citibank, NA)   13,300  13,300
 Series BT-101, 3.65% (BPA Bankers Trust Co.)   12,065  12,065
 Series BT-114, 3.65% (BPA Bankers Trust Co.)   9,005  9,005
 Series BT-195, 3.65% (Liquidity Facility Bankers Trust Co.)   5,300  5,300
 Series SG-37, 3.65%
 (Liquidity Facility Societe Generale, France)   11,080  11,080
 Series SGA-35, 3.70%
 (Liquidity Facility Societe Generale, France)   12,500  12,500
 Series SGA-36, 3.70%
 (Liquidity Facility Societe Generale, France)   11,000  11,000
 Series SGB-9, 3.65%
 (Liquidity Facility Societe Generale, France)   4,100  4,100
 Series SGB-11, 3.65%
 (Liquidity Facility Societe Generale, France)   3,700  3,700
 Series SGB-13, 3.65%
 (Liquidity Facility Societe Generale, France)   10,000  10,000
Washington Hsg. Fin. Commission Participating VRDN,
Series PT-86, 3.70%
(Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)   4,100  4,100
Washington Pub. Pwr. Supply Sys. Participating VRDN (c):
 Series 94 B, 3.70% (Liquidity Facility Citibank, NA)   20,600  20,600
 Series BT-61, 3.80%
 (Liquidity Facility Automatic Data Processing, Inc.)   2,335  2,335
Washington Student Loan Fin. Assoc. Rev., VRDN (b):
 Series 1987 B, 3.70%, LOC Sanwa Bank Ltd.   6,700  6,700
 Series 1988 A, 3.60%, LOC Nat'l. Westminster Bank PLC, UK   10,000  10,000
 Series 1988 B, 3.60%, LOC Nat'l. Westminster Bank PLC, UK   7,320  7,320
   146,605
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
WEST VIRGINIA - 1.0%
Marion County Solid Waste Disp. Rev.
(Grant Town Cogeneration Proj.) VRDN (b):
  Series 1990 A, 3.65%,
  LOC Nat'l. Westminster Bank PLC, UK  $ 26,400 $ 26,400
  Series 1990 B, 3.60%,
  LOC Nat'l. Westminster Bank PLC, UK   3,300  3,300
  Series 1990 C, 3.60%,
  LOC Nat'l. Westminster Bank PLC, UK   1,600  1,600
West Virginia Pub. Energy Auth. Energy Rev. Bonds
(Morgantown Energy Assoc.) 3.65%, tender 2/19/97,
LOC Swiss Bank (b)   6,100  6,100
   37,400
WISCONSIN - 0.9%
Augusta Ind. Dev. Rev. Rfdg. (Ball Corp.) Series 1993, 3.65%,
LOC PNC Bank, Ohio, VRDN   3,100  3,100
Janesville Ind. Dev. Rev. Rfdg. (Seneca Foods Corp. Proj.)
Series 1992, 3.90%, LOC ABN-AMRO Bank, VRDN   7,710  7,710
Kenosha Unified School Dist. TRAN 4.25% 9/26/97   6,000  6,019
Oak Creek Ind. Dev. Rev. (Outlook Packaging, Inc.) 3.90%,
LOC Firstar Bank Milwaukee NA, VRDN (b)   2,000  2,000
Prentice Ind. Dev. Rev. (Blount Proj.) Series 1994, 3.85%,
LOC NationsBank, N.A. (South) VRDN (b)   2,000  2,000
Sturgeon Ind. Dev. Rev. (Marine Travelift Proj.) Series 1996, 3.90%,
LOC Firstar Bank Milwaukee N.A., VRDN (b)   1,600  1,600
Sun Prairie Ind. Rev. (Flambeau Corp. Proj.) Series 1995, 3.90%,
LOC Firstar Bank Milwaukee NA, VRDN (b)   7,000  7,000
Whitnall School Dist. TRAN 4.50% 9/22/97   1,400  1,405
Wisconsin TRAN Series 1996, 4.50% 6/16/97   1,000  1,005
   31,839
WYOMING - 0.1%
Converse County Poll. Cont. Rev. Bonds (Pacificorp Proj.)
Series 1988, 3.75%, tender 12/9/96,
LOC Deutsche Bank, Germany   1,400  1,400
Lincoln County Poll. Cont. Rev. Bonds (Pacificorp Proj.)
Series 1991, 3.65%, tender 2/13/97,
LOC Union Bank of Switzerland   2,550  2,550
   3,950
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MULTIPLE STATES - 0.5%
NCNB Tax-Exempt Trust Participating VRDN,
Series 1990 A, 4.125%,
LOC NationsBank NA (c)  $ 1,125 $ 1,125
Stephens Equity Trust II Particpating VRDN, Series 1996,
3.70%, LOC Republic Nat'l. Bank, NY (c)   19,081  19,081
   20,206
TOTAL INVESTMENTS - 100%  $ 3,677,519
Total Cost for Income Tax Purposes  $ 3,677,519
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
5. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
6. Provides evidence of ownership in one or more underlying municipal bonds.
7. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
La Porte ISD TRAN
   4.14% 8/29/97   10/15/96 $ 2,580
INCOME TAX INFORMATION
At October 31, 1996, the fund had a capital loss carryforward of approximately $630,000 of which $117,000 and $513,000 will expire on October 31, 1997 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) OCTOBER 31, 1996

ASSETS

Investment in securities, at value -                                         $ 3,677,519
See accompanying schedule

Receivable for investments sold                                               33,452

Share transactions in process                                                 22,474

Interest receivable                                                           23,863

 TOTAL ASSETS                                                                 3,757,308

LIABILITIES

Payable to custodian bank                                          $ 131

Payable for investments purchased                                   80,875

Distributions payable                                               309

Accrued management fee                                              902

Other payables and accrued expenses                                 759

 TOTAL LIABILITIES                                                            82,976

NET ASSETS                                                                   $ 3,674,332

Net Assets consist of:

Paid in capital                                                              $ 3,674,966

Accumulated net realized gain (loss) on investments                           (634)

NET ASSETS, for 3,674,966 shares outstanding                                 $ 3,674,332

NET ASSET VALUE, offering price and redemption price per                      $1.00
share ($3,674,332 (divided by) 3,674,966 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED OCTOBER 31, 1996

INTEREST INCOME                                                    $ 132,766

EXPENSES

Management fee                                          $ 10,874

Transfer agent, accounting and custodian fees and        6,974
expenses

Non-interested trustees' compensation                    25

Registration fees                                        164

Audit                                                    44

Legal                                                    18

Miscellaneous                                            8

 Total expenses before reductions                        18,107

 Expense reductions                                      (4)        18,103

NET INTEREST INCOME                                                 114,663

NET REALIZED GAIN (LOSS) ON INVESTMENTS                             (524)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 114,139

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                       YEAR ENDED      YEAR ENDED
                                                           OCTOBER 31,     OCTOBER 31,
                                                           1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 114,663       $ 124,306
Net interest income

 Net realized gain (loss)                                   (524)           439

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            114,139         124,745
FROM OPERATIONS

Distributions to shareholders from net interest income      (114,663)       (124,306)

Share transactions at net asset value of $1.00 per share    11,031,824      10,129,110
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     109,908         117,967

 Cost of shares redeemed                                    (11,072,668)    (10,136,278)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           69,064          110,799
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   68,540          111,238

NET ASSETS

 Beginning of period                                        3,605,792       3,494,554

 End of period                                             $ 3,674,332     $ 3,605,792

FINANCIAL HIGHLIGHTS
                                              YEARS ENDED OCTOBER 31,

                                1996      1995      1994      1993       1992

SELECTED PER-SHARE DATA

Net asset value, beginning     $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
of period

Income from Investment          .031      .034      .023      .022      .031
Operations
Net interest income

Less Distributions              (.031)    (.034)    (.023)    (.022)    (.031)
From net interest income

Net asset value,               $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
end of period

TOTAL RETURN                    3.17%     3.48%     2.33%     2.23%     3.14%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 3,674   $ 3,606   $ 3,495   $ 2,936   $ 2,725
(in millions)

Ratio of expenses to            .49%      .50%      .52%      .49%      .48%
average net assets

Ratio of net interest           3.12%     3.43%     2.31%     2.21%     3.11%
income to average net
assets

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $2,580,000 or 0.07% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is
 .15%. For the period, the management fee was equivalent to an annual rate of .30% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use its resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made to third parties under the plan during the period.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. UMB has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $6,388,000 and $402,000, respectively.
For the period, the transfer agent fees were equivalent to an annual rate of .17% of the fund's average net assets.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $557,000.
4. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $0 and $4,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees and Shareholders of
Fidelity Beacon Street Trust: Fidelity
Municipal Money Market Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Beacon Street Trust: Fidelity Municipal Money Market Fund at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Dallas, Texas
December 5, 1996
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
811 Wilshire Boulevard
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
2000 66th Street, North
St. Petersburg, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
540 Lake Cook Road
Deerfield, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
505 Millburn Avenue
Short Hills, NJ
NEW YORK
1050 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
  Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Sarah H. Zenoble, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal
Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0111
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE